                      United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                    811-8042

                      (Investment Company Act File Number)

                           Federated Insurance Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                          (412) 288-1900 (Registrant's
                                Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/05
                                    --------

               Date of Reporting Period: Six months ended 6/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated American Leaders Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$20.67		$19.10		$15.21		$19.25		$20.52		$20.82
Income From Investment Operations:
Net investment income	0.15		0.31		0.28		0.22	[1]	0.19		0.27
Net realized and unrealized gain (loss) on investments	(0.02)		1.53		3.86		(4.07)		(1.07)		0.19
TOTAL FROM INVESTMENT OPERATIONS	0.13		1.84		4.14		(3.85)		(0.88)		0.46
Less Distributions:
Distributions from net investment income	(0.31)		(0.27)		(0.25)		(0.19)		(0.27)		(0.19)
Distributions from net realized gain on investments	--		--		--		--		(0.12)		(0.57)
TOTAL FROM DISTRIBUTIONS	(0.31)		(0.27)		(0.25)		(0.19)		(0.39)		(0.76)
Net Asset Value, End of Period	$20.49		$20.67		$19.10		$15.21		$19.25		$20.52
Total Return [2]	0.65%		9.78%		27.69%		(20.21)%		(4.21)%		2.38%

Ratios to Average Net Assets:
Expenses	0.90	% [3,4]	0.90	% [4]	0.90	% [4]	0.88	% [4]	0.87	% [4]	0.87%
Net investment income	1.27	% [3]	1.44%		1.53%		1.28%		0.94%		1.38%
Expense waiver/reimbursement [5]	0.01	% [3]	0.01%		0.00	% [6]	--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$284,112		$320,987		$348,559		$313,659		$455,968		$485,612
Portfolio turnover	30%		43%		36%		24%		27%		38%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.88%, 0.89%, 0.89%, 0.87%, and 0.86%, for the six months ended June 30, 2005 and the years ended December 31, 2004, 2003, 2002, and 2001, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,				Period Ended
	6/30/2005		2004		2003		12/31/2002	[1]
Net Asset Value, Beginning of Period	$20.58		$19.05		$15.21		$18.28
Income From Investment Operations:
Net investment income	0.11		0.25		0.26		0.14	[2]
Net realized and unrealized gain (loss) on investments	(0.00	) [3]	1.53		3.83		(3.21)
TOTAL FROM INVESTMENT OPERATIONS	0.11		1.78		4.09		(3.07)
Less Distributions:
Distributions from net investment income	(0.27)		(0.25)		(0.25)		--
Net Asset Value, End of Period	$20.42		$20.58		$19.05		$15.21
Total Return [4]	0.54%		9.50%		27.32%		(16.79)%

Ratios to Average Net Assets:
Expenses	1.15	% [5,6]	1.15	% [6]	1.15	% [6]	1.13	% [5,6]
Net investment income	1.02	% [5]	1.22%		1.20%		1.35	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]	0.01%		0.00	% [8]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$6,816		$6,823		$3,697		$352
Portfolio turnover	30%		43%		36%		24	% [9]

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.13%, 1.15%, 1.14%, and 1.12%, for the six months ended June 30, 2005, the years ended December 31, 2004 and 2003 and the period ended December 31, 2002, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,006.50	$4.48
Service Shares	$1,000	$1,005.40	$5.72
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.33	$4.51
Service Shares	$1,000	$1,019.09	$5.76

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized expense ratios are as follows:

Primary Shares	0.90%
Service Shares	1.15%

Portfolio of Investments Summary Table

At June 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	36.2%
Consumer Discretionary	12.9%
Energy	9.9%
Telecommunication Services	7.6%
Healthcare	7.5%
Consumer Staples	7.4%
Information Technology	6.8%
Industrials	5.3%
Utilities	3.2%
Materials	2.2%
Cash Equivalents [2]	1.0%
Other Assets and Liabilities--Net [3]	0.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities. Represents less than 0.1%.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--99.0%
		Consumer Discretionary--12.9%
70,000		Gannett Co., Inc.	$4,979,100
214,300		Gap (The), Inc.	4,232,425
181,900	[1]	Goodyear Tire & Rubber Co.	2,710,310
58,600		Home Depot, Inc.	2,279,540
295,200	[1]	Interpublic Group Cos., Inc.	3,595,536
39,200		Johnson Controls, Inc.	2,208,136
194,300		Mattel, Inc.	3,555,690
198,100		McDonald's Corp.	5,497,275
189,700		News Corp., Inc.	3,069,346
321,400	[1]	Time Warner, Inc.	5,370,594
		TOTAL	37,497,952
		Consumer Staples--7.4%
106,300		Altria Group, Inc.	6,873,358
34,300		Coca-Cola Co.	1,432,025
166,700		Safeway, Inc.	3,765,753
99,100		SUPERVALU, Inc.	3,231,651
265,900		Tyson Foods, Inc., Class A	4,733,020
32,600		UST, Inc.	1,488,516
		TOTAL	21,524,323
		Energy--9.9%
70,900		Apache Corp.	4,580,140
47,900		BP PLC, ADR	2,988,002
163,800		Chevron Corp.	9,159,696
144,500		Exxon Mobil Corp.	8,304,415
32,200		Total SA, Class B, ADR	3,762,570
		TOTAL	28,794,823
		Financials--36.2%
116,000		Ace Ltd.	5,202,600
153,800		Allstate Corp.	9,189,550
89,000		American International Group, Inc.	5,170,900
153,100		Bank of America Corp.	6,982,891
101,100		Citigroup, Inc.	4,673,853
122,000		Federal Home Loan Mortgage Corp.	7,958,060
56,300		Federal National Mortgage Association	3,287,920
76,500		Fifth Third Bancorp	3,152,565
66,700		Hartford Financial Services Group, Inc.	4,987,826
157,200		J.P. Morgan Chase & Co.	5,552,304
77,000		MBIA Insurance Corp.	4,566,870
208,300		MBNA Corp.	5,449,128
53,300		Merrill Lynch & Co., Inc.	2,932,033
67,800		MetLife, Inc.	3,046,932
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
155,600		Morgan Stanley	$8,164,332
88,300		Nationwide Financial Services, Inc., Class A	3,350,102
138,600		New York Community Bancorp, Inc.	2,511,432
79,400		RenaissanceRe Holdings Ltd.	3,909,656
49,600		U.S. Bancorp	1,448,320
120,900		Wachovia Corp.	5,996,640
127,200		Wells Fargo & Co.	7,832,976
		TOTAL	105,366,890
		Healthcare--7.5%
69,600		Abbott Laboratories	3,411,096
72,800		AmerisourceBergen Corp.	5,034,120
60,100		Baxter International, Inc.	2,229,710
22,600		HCA, Inc.	1,280,742
140,500		McKesson HBOC, Inc.	6,292,995
129,100		Pfizer, Inc.	3,560,578
		TOTAL	21,809,241
		Industrials--5.3%
73,800		Eaton Corp.	4,420,620
65,148		Northrop Grumman Corp.	3,599,427
256,500		Tyco International Ltd.	7,489,800
		TOTAL	15,509,847
		Information Technology--6.8%
44,400		Analog Devices, Inc.	1,656,564
157,400		Hewlett-Packard Co.	3,700,474
37,000		IBM Corp.	2,745,400
189,700		Intel Corp.	4,943,582
125,400		Microsoft Corp.	3,114,936
190,600		Motorola, Inc.	3,480,356
		TOTAL	19,641,312
		Materials--2.2%
76,600		Alcoa, Inc.	2,001,558
48,000		PPG Industries, Inc.	3,012,480
38,500		United States Steel Corp.	1,323,245
		TOTAL	6,337,283
		Telecommunication Services--7.6%
61,400		Alltel Corp.	3,823,992
281,900		SBC Communications, Inc.	6,695,125
117,100		Sprint Corp.	2,938,039
189,606		Verizon Communications	6,550,887
83,500		Vodafone Group PLC, ADR	2,030,720
		TOTAL	22,038,763
		Utilities--3.2%
81,600		American Electric Power Co., Inc.	3,008,592
63,400		Edison International	2,570,870
151,900		NiSource, Inc.	3,756,487
		TOTAL	9,335,949
		TOTAL COMMON STOCKS (IDENTIFIED COST $246,714,729)	287,856,383
Principal Amount			Value
		REPURCHASE AGREEMENT--1.0%
$3,019,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $3,019,289 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051(AT AMORTIZED COST)	$3,019,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $249,733,729) [2]	290,875,383
		OTHER ASSETS AND LIABILITIES - NET--0.0%	52,670
		TOTAL NET ASSETS--100%	$290,928,053

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $249,733,729.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $249,733,729)		$290,875,383
Cash		680
Income receivable		441,973
Receivable for shares sold		161
TOTAL ASSETS		291,318,197
Liabilities:
Payable for investments purchased	$47,130
Payable for shares redeemed	285,500
Payable for printing and postage fees	28,048
Payable for portfolio accounting fees	7,223
Payable for auditing fees	6,663
Payable for distribution services fee (Note 5)	1,396
Accrued expenses	14,184
TOTAL LIABILITIES		390,144
Net assets for 14,202,091 shares outstanding		$290,928,053
Net Assets Consist of:
Paid-in capital		$230,959,155
Net unrealized appreciation of investments		41,141,654
Accumulated net realized gain on investments		16,916,724
Undistributed net investment income		1,910,520
TOTAL NET ASSETS		$290,928,053
Net Asset Value, Offering Price and Redemption Proceeds per Share
Primary Shares:
$284,112,177 ÷ 13,868,238 shares outstanding, no par value, unlimited shares authorized		$20.49
Service Shares:
$6,815,876 ÷ 333,853 shares outstanding, no par value, unlimited shares authorized		$20.42

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $19,954)			$3,222,118
Interest			36,800
TOTAL INCOME			3,258,918
Expenses:
Investment adviser fee (Note 5)		$1,136,966
Administrative personnel and services fee (Note 5)		121,757
Custodian fees		10,252
Transfer and dividend disbursing agent fees and expenses		22,299
Directors'/Trustees' fees		1,760
Auditing fees		10,229
Legal fees		5,051
Portfolio accounting fees		44,430
Distribution services fee--Service Shares (Note 5)		8,244
Printing and postage		15,661
Insurance premiums		5,518
Interest expense		1,206
Miscellaneous		1,202
TOTAL EXPENSES		1,384,575
Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(6,242)
Fees paid indirectly for directed brokerage arrangements	(31,278)
TOTAL WAIVER AND EXPENSE REDUCTION		(37,520)
Net expenses			1,347,055
Net investment income			1,911,863
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			21,406,331
Net change in unrealized appreciation of investments			(21,870,762)
Net realized and unrealized loss on investments			(464,431)
Change in net assets resulting from operations			$1,447,432

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,911,863	$4,781,542
Net realized gain on investments	21,406,331	25,447,269
Net change in unrealized appreciation/depreciation of investments	(21,870,762)	(32,783)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,447,432	30,196,028
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(4,559,749)	(4,765,508)
Service Shares	(86,216)	(61,072)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,645,965)	(4,826,580)
Share Transactions:
Proceeds from sale of shares	3,170,439	14,032,101
Net asset value of shares issued to shareholders in payment of distributions declared	4,645,965	4,826,578
Cost of shares redeemed	(41,499,052)	(68,674,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,682,648)	(49,816,239)
Change in net assets	(36,881,181)	(24,446,791)
Net Assets:
Beginning of period	327,809,234	352,256,025
End of period (including undistributed net investment income of $1,910,520 and $4,644,622, respectively)	$290,928,053	$327,809,234

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The primary investment objective of the Fund is to seek long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	132,170	$2,684,974	569,486	$11,045,197
Shares issued to shareholders in payment of distributions declared	226,066	4,559,749	254,296	4,765,507
Shares redeemed	(2,020,397)	(40,967,200)	(3,545,107)	(68,269,091)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,662,161)	$(33,722,477)	(2,721,325)	$(52,458,387)

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	24,126	$485,465	155,581	$2,986,904
Shares issued to shareholders in payment of distributions declared	4,287	86,216	3,266	61,071
Shares redeemed	(26,065)	(531,852)	(21,415)	(405,827)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,348	$39,829	137,432	$2,642,148
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,659,813)	$(33,682,648)	(2,583,893)	$(49,816,239)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $249,733,729. The net unrealized appreciation of investments for federal tax purposes was $41,141,654. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,188,028 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,046,374.

At December 31, 2004, the Fund had a capital loss carryforward of $3,682,832 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2005, the Fund's expenses were reduced by $31,278 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$91,843,434
Sales	$123,274,069

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and then selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

G00433-04 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,							Period Ended
	6/30/2005		2004		2003	2002		2001		12/31/2000	[1]
Net Asset Value, Beginning of Period	$5.83		$5.46		$4.43	$5.75		$7.67		$10.00
Income From Investment Operations:
Net investment income (loss)	0.02		0.06		0.04	0.03		(0.00	) [2]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.13)		0.34		1.01	(1.35)		(1.92)		(2.32)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)		0.40		1.05	(1.32)		(1.92)		(2.33)
Less Distributions:
Distributions from net investment income	(0.06)		(0.03)		(0.02)	--		--		--
Net Asset Value, End of Period	$5.66		$5.83		$5.46	$4.43		$5.75		$ 7.67
Total Return [3]	(1.90)%		7.39%		23.92%	(22.96)%		(25.03)%		(23.30)%

Ratios to Average Net Assets:
Expenses	1.15	% [4,5]	1.03	% [5]	0.99%	0.91	% [5]	0.91	% [5]	0.90	% [4]
Net investment income (loss)	0.68	% [4]	1.13%		0.93%	0.74%		(0.06)%		(0.18	)% [4]
Expense waiver/reimbursement [6]	0.98	% [4]	1.22%		2.04%	3.46%		2.75%		4.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,384		$18,397		$15,461	$9,532		$7,060		$7,217
Portfolio turnover	27%		30%		60%	149%		353%		109%

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to December 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2005, and the years ended December 31, 2004, 2002, and 2001 are 1.15%, 1.02%, 0.90%, and 0.90%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,			Period Ended
	6/30/2005		2004		2003	12/31/2002	[1]
Net Asset Value, Beginning of Period	$5.82		$5.46		$4.43	$5.30
Income From Investment Operations:
Net investment income	0.01		0.05		0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.13)		0.34		1.02	(0.88)
TOTAL FROM INVESTMENT OPERATIONS	(0.12)		0.39		1.05	(0.87)
Less Distributions:
Distributions from net investment income	(0.05)		(0.03)		(0.02)	--
Net Asset Value, End of Period	$5.65		$5.82		$5.46	$4.43
Total Return [2]	(2.12)%		7.11%		23.88%	(16.42)%

Ratios to Average Net Assets:
Expenses	1.40	% [3,4]	1.28	% [4]	1.24%	1.16	% [3,4]
Net investment income	0.43	% [3]	0.91%		0.66%	0.72	% [3]
Expense waiver/reimbursement [5]	0.98	% [3]	1.22%		2.04%	5.17	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,044		$8,873		$5,827	$717
Portfolio turnover	27%		30%		60%	149	% [6]

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2005, the year ended December 31, 2004, and the period ended December 31, 2002 are 1.40%, 1.27%, and 1.15%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$981.00	$5.65
Service Shares	$1,000	$978.80	$6.87
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.09	$5.76
Service Shares	$1,000	$1,017.85	$7.00

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized expense ratios are as follows:

Primary Shares	1.15%
Service Shares	1.40%

Portfolio of Investments Summary Table

At June 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	19.6%
Financials	19.1%
Consumer Discretionary	13.2%
Healthcare	11.9%
Industrials	9.7%
Consumer Staples	9.2%
Energy	9.1%
Telecommunication Services	4.2%
Materials	2.0%
Utilities	0.6%
Securities Lending Collateral [2]	0.2%
Cash Equivalents [3]	1.5%
Other Assets and Liabilities--Net [4]	(0.3)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.

4 See Statements of Assets and Liabilities.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--98.6%
		Consumer Discretionary--13.2%
6,800		Gap (The), Inc.	$134,300
2,200		Harrah's Entertainment, Inc.	158,554
6,600		Hasbro, Inc.	137,214
6,700		Hilton Hotels Corp.	159,795
12,200		Home Depot, Inc.	474,580
17,300	[1]	Interpublic Group Cos., Inc.	210,714
2,800		Johnson Controls, Inc.	157,724
2,100		Marriott International, Inc., Class A	143,262
12,500		McDonald's Corp.	346,875
3,700		Nike, Inc., Class B	320,420
2,400		Nordstrom, Inc.	163,128
7,100		Target Corp.	386,311
18,800	[1]	Time Warner, Inc.	314,148
11,800		Viacom, Inc., Class B	377,836
		TOTAL	3,484,861
		Consumer Staples--9.2%
9,200		Altria Group, Inc.	594,872
11,800		Coca-Cola Co.	492,650
9,800		Gillette Co.	496,174
15,900	[1]	Kroger Co.	302,577
4,100		PepsiCo, Inc.	221,113
2,500		Procter & Gamble Co.	131,875
4,200		Wal-Mart Stores, Inc.	202,440
		TOTAL	2,441,701
		Energy--9.1%
9,600		Chevron Corp.	536,832
4,100		ConocoPhillips	235,709
20,300		Exxon Mobil Corp.	1,166,641
3,300		Halliburton Co.	157,806
5,500	[1]	Transocean Sedco Forex, Inc.	296,835
		TOTAL	2,393,823
		Financials--19.1%
6,900		Ace Ltd.	309,465
6,700		Allstate Corp.	400,325
4,000		American International Group, Inc.	232,400
9,300		Bank of America Corp.	424,173
11,300		Citigroup, Inc.	522,399
6,900		Federal National Mortgage Association	402,960
500		Franklin Resources, Inc.	38,490
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
2,600		Goldman Sachs Group, Inc.	$265,252
8,600		J.P. Morgan Chase & Co.	303,752
2,700		Lehman Brothers Holdings, Inc.	268,056
16,500		MBNA Corp.	431,640
7,900		Merrill Lynch & Co., Inc.	434,579
9,500		Morgan Stanley	498,465
8,300		Wells Fargo & Co.	511,114
		TOTAL	5,043,070
		Healthcare--11.9%
9,100		Abbott Laboratories	445,991
8,600		Baxter International, Inc.	319,060
1,800	[1]	Genentech, Inc.	144,504
2,500		HCA, Inc.	141,675
4,900		Johnson & Johnson	318,500
5,200		McKesson HBOC, Inc.	232,908
5,500		Merck & Co., Inc.	169,400
7,800		Medtronic, Inc.	403,962
16,820		Pfizer, Inc.	463,896
11,200		Wyeth	498,400
		TOTAL	3,138,296
		Industrials--9.7%
5,300		3M Co.	383,190
2,200		Caterpillar, Inc.	209,682
33,600		General Electric Co.	1,164,240
14,100		Tyco International Ltd.	411,720
5,700		United Parcel Service, Inc.	394,212
		TOTAL	2,563,044
		Information Technology--19.6%
8,000		Analog Devices, Inc.	298,480
45,500		Applied Materials, Inc.	736,190
29,300	[1]	Cisco Systems, Inc.	559,923
8,100	[1]	Dell, Inc.	320,031
26,300	[1]	EMC Corp. Mass	360,573
4,300		International Business Machines Corp.	319,060
16,100		Intel Corp.	419,566
6,500		KLA-Tencor Corp.	284,050
5,200	[1]	Lam Research Corp.	150,488
4,500		Maxim Integrated Products, Inc.	171,945
35,100		Microsoft Corp.	871,884
34,400	[1]	Oracle Corp.	454,080
2,700		Paychex, Inc.	87,858
16,800	[2]	Siebel Systems, Inc.	149,520
		TOTAL	5,183,648
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--2.0%
9,100		Alcoa, Inc.	$237,783
3,600		Du Pont (E.I.) de Nemours & Co.	154,836
2,800		Praxair, Inc.	130,480
		TOTAL	523,099
		Telecommunication Services--4.2%
12,600		BellSouth Corp.	334,782
19,600		SBC Communications, Inc.	465,500
9,200		Verizon Communications	317,860
		TOTAL	1,118,142
		Utilities--0.6%
6,400		NiSource, Inc.	158,272
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,638,048)	26,047,956
		REPURCHASE AGREEMENTS--1.7%
$406,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $406,039 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051	406,000
64,500		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.45%, dated 6/30/2005 to be repurchased at $64,506 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $1,536,735,046 (held as collateral for securities lending)	64,500
		TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST)	470,500
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $24,108,548) [3]	26,518,456
		OTHER ASSETS AND LIABILITIES--(0.3%)	(90,998)
		TOTAL NET ASSETS--100%	$26,427,458

1 Non-income producing security.

2 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $24,108,548.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investment in securities, at value, including $63,190 of securities loaned (identified cost $24,108,548)		$26,518,456
Cash		620
Income receivable		31,005
Receivable for investments sold		895,168
Receivable for shares sold		931
TOTAL ASSETS		27,446,180
Liabilities:
Payable for investments purchased	$927,118
Payable for shares redeemed	3,539
Payable for distribution services fee (Note 5)	1,887
Payable for collateral due to broker	64,500
Accrued expenses	21,678
TOTAL LIABILITIES		1,018,722
Net assets for 4,673,184 shares outstanding		$26,427,458
Net Assets Consist of:
Paid-in capital		$28,152,731
Net unrealized appreciation of investments		2,409,908
Accumulated net realized loss on investments		(4,213,753)
Undistributed net investment income		78,572
TOTAL NET ASSETS		$26,427,458
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$17,383,605 ÷ 3,073,126 shares outstanding, no par value, unlimited shares authorized		$5.66
Service Shares:
$9,043,853 ÷ 1,600,058 shares outstanding, no par value, unlimited shares authorized		$5.65

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $70)			$233,236
Interest			10,160
TOTAL INCOME			243,396
Expenses:
Investment adviser fee (Note 5)		$112,850
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		2,820
Transfer and dividend disbursing agent fees and expenses		16,238
Directors'/Trustees' fees		521
Auditing fees		10,216
Legal fees		4,476
Portfolio accounting fees		27,948
Distribution services fee--Service Shares (Note 5)		11,066
Printing and postage		9,249
Insurance premiums		4,018
Miscellaneous		954
TOTAL EXPENSES		294,576
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(112,850)
Waiver of administrative personnel and services fee (Note 5)	(17,223)
Reimbursement of other operating expenses (Note 5)	(107)
Fees paid indirectly for directed brokerage arrangements	(337)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(130,517)
Net expenses			164,059
Net investment income			79,337
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			218,070
Net change in unrealized appreciation of investments			(825,908)
Net realized and unrealized loss on investments			(607,838)
Change in net assets resulting from operations			$(528,501)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,337	$256,772
Net realized gain on investments	218,070	406,916
Net change in unrealized appreciation/depreciation of investments	(825,908)	1,126,908
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(528,501)	1,790,596
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(185,302)	(91,667)
Service Shares	(72,085)	(33,305)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(257,387)	(124,972)
Share Transactions:
Proceeds from sale of shares	1,982,571	6,637,036
Net asset value of shares issued to shareholders in payment of distributions declared	243,788	124,972
Cost of shares redeemed	(2,283,593)	(2,445,535)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,234)	4,316,473
Change in net assets	(843,122)	5,982,097
Net Assets:
Beginning of period	27,270,580	21,288,483
End of period (including undistributed net investment income of $78,572 and $256,622, respectively)	$26,427,458	$27,270,580

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$63,190	$64,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	192,537	$1,098,010	564,147	$3,108,550
Shares issued to shareholders in payment of distributions declared	30,283	171,703	17,070	91,667
Shares redeemed	(306,410)	(1,746,904)	(257,188)	(1,407,689)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(83,590)	$(477,191)	324,029	$1,792,528

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	155,344	$884,561	642,736	$3,528,486
Shares issued to shareholders in payment of distributions declared	12,713	72,085	6,202	33,305
Shares redeemed	(93,182)	(536,689)	(190,558)	(1,037,846)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	74,875	$419,957	458,380	$2,523,945
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,715)	$(57,234)	782,409	$4,316,473

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $24,108,548. The net unrealized appreciation of investments for federal tax purposes was $2,409,908. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,914,677 and net unrealized depreciation from investments for those securities having an excess of cost over value of $504,769.

At December 31, 2004, the Fund had a capital loss carryforward of $4,271,449 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$3,518,519
2010	$ 752,930

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2005, the Fund's Primary Shares did not incur a distribution services fee. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2005, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2005, the Fund's expenses were reduced by $337 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June, 30, 2005, were as follows:

Purchases	$6,930,135
Sales	$7,066,544

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004	2003	[1]	2002		2001		2000
Net Asset Value, Beginning of Period	$8.87		$8.44	$7.52		$10.37		$12.44		$14.35
Income From Investment Operations:
Net investment income	0.32		0.36 [2]	0.32	[2]	0.47		0.47	[3]	0.39
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.18)		0.44	1.11		(2.85)		(2.14	) [3]	(1.59)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.80	1.43		(2.38)		(1.67)		(1.20)
Less Distributions:
Distributions from net investment income	(0.46)		(0.37)	(0.51)		(0.47)		(0.40)		(0.43)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	--		--		--		(0.28)
TOTAL DISTRIBUTIONS	(0.46)		(0.37)	(0.51)		(0.47)		(0.40)		(0.71)
Net Asset Value, End of Period	$8.55		$8.87	$8.44		$ 7.52		$10.37		$12.44
Total Return [4]	1.65%		9.92%	20.67%		(23.95)%		(13.72)%		(8.95)%

Ratios to Average Net Assets:
Expenses	1.03	% [5,6]	1.00%	1.02	% [6]	1.02	% [6]	0.92	% [6]	0.91%
Net investment income	6.73	% [5]	4.37%	4.18%		4.90%		3.86	% [3]	2.95%
Expense waiver/reimbursement [7]	0.17	% [5]	0.17%	0.08%		--		--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$70,013		$78,201	$82,602		$85,419		$138,270		$175,215
Portfolio turnover	13%		59%	145%		118%		97%		107%

1 During the year ended December 31, 2003, the investment strategy of the fund transitioned from an equity only, utility sector fund to a diversified income fund with both stocks and bonds. The equity portion of the fund is invested in a diversified portfolio that focuses on value stocks that provide above-average dividend income with market participation. The fixed income portion of the fund is invested in a high-yielding debt portfolio.

2 Based on average shares outstanding.

3 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, or on the ratio of net investment income to average net assets. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.02%, 0.98%, 1.01%, and 0.91% for the six months ended June 30, 2005 and the years ended December 31, 2003, 2002, and 2001, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,016.50	$5.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.69	$5.16

1 Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	30.1%
International Equity Securities	12.5%
Domestic Fixed Income Securities	31.7%
International Fixed Income Securities	21.8%
Cash Equivalents [2]	4.1%
Other Assets and Liabilities--Net	(0.2)%
TOTAL	100.0%

At June 30, 2005, the Fund's credit-quality ratings composition 3 for its fixed-income securities was as follows:

S&P Long-Term Ratings as Percentage of Fixed-Income Securities		Moody's Long-Term Ratings as Percentage of Fixed-Income Securities
AAA	14.4%	Aaa	14.4%
AA	0.0%	Aa	0.0%
A	5.7%	A	0.9%
BBB	7.1%	Baa	14.8%
BB	38.7%	Ba	19.9%
B	28.4%	B	38.9%
CCC	5.0%	Caa	9.5%
CC	0.1%	Ca	0.2%
Not rated by S&P	0.6%	Not rated by Moody's	1.4%
TOTAL	100.0%	TOTAL	100.0%

At June 30, 2005 the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	28.2%
Energy	11.1%
Telecommunication Services	10.8%
Utilities	10.4%
Consumer Discretionary	7.9%
Industrials	7.5%
Consumer Staples	7.3%
Healthcare	7.3%
Technology	4.9%
Materials	3.9%
Information Technology	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purpose of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security but rather the Fund is treated as owning a pro rata portion of each security owned and other assets and liabilities by the affiliated investment company.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's fixed-income securities, 0.3% do not have long-term ratings by either of these NRSROs.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--37.3%
		Consumer Discretionary--3.4%
2,000		Dow Jones & Co.	$70,900
6,800		Electrolux AB, ADR, Class B	289,850
4,700		La-Z Boy Chair Co.	68,479
15,669		Limited, Inc.	335,630
14,000		Mattel, Inc.	256,200
2,400		May Department Stores Co.	96,384
6,200		McDonald's Corp.	172,050
4,100		Newell Rubbermaid, Inc.	97,744
53,500		Pearson PLC, ADR	635,580
3,700		Tupperware Corp.	86,469
3,700		Whirlpool Corp.	259,407
		TOTAL	2,368,693
		Consumer Staples--3.1%
2,900		Albertsons, Inc.	59,972
5,500		Altria Group, Inc.	355,630
6,800		Coca-Cola Co.	283,900
1,300		Kimberly-Clark Corp.	81,367
19,100		Loews Corp. - Carolina Group	636,412
1,700		PepsiCo, Inc.	91,681
16,800		Sara Lee Corp.	332,808
8,700		Unilever PLC, ADR	337,995
		TOTAL	2,179,765
		Energy--4.7%
5,400		BP Amoco PLC, ADR	336,852
4,400		ChevronTexaco Corp.	246,048
2,600		ENI SpA, ADR	333,320
11,600		Exxon Mobil Corp.	666,652
4,500		Kinder Morgan, Inc.	374,400
1,900		Norsk Hydro A.S., ADR	172,368
8,400		Royal Dutch Petroleum Co., ADR	545,160
7,800		Tidewater, Inc.	297,336
2,900		Total SA, ADR, Class B	338,865
		TOTAL	3,311,001
		Financials--10.5%
1,900		Ace, Ltd.	85,215
21,400		Allstate Corp.	1,278,650
11,814		Bank of America Corp.	538,837
7,500		Bank of New York Co., Inc.	215,850
4,300		Capital Federal Financial	148,264
1,100		Chubb Corp.	94,171
18,400		Citigroup, Inc.	850,632
6,200		Comerica, Inc.	358,360
15,200		J.P. Morgan Chase & Co.	536,864
20,000		Lloyds TSB Group PLC, ADR	681,000
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
17,700		MBNA Corp.	$463,032
9,100		Mellon Financial Corp.	261,079
5,900		Morgan Stanley	309,573
7,300		Nationwide Financial Services, Inc., Class A	276,962
23,900		New York Community Bancorp, Inc.	433,068
7,700		Trizec Properties, Inc.	158,389
20,800		U.S. Bancorp	607,360
1,100		UBS AG	85,635
		TOTAL	7,382,941
		Healthcare--1.9%
11,200		GlaxoSmithKline PLC, ADR	543,312
8,200		Merck & Co., Inc.	252,560
4,700		Pfizer, Inc.	129,626
8,600		Wyeth	382,700
		TOTAL	1,308,198
		Industrials--3.2%
8,800		BAE Systems PLC, ADR	180,620
38,800		General Electric Co.	1,344,420
2,100		Honeywell International, Inc.	76,923
3,400		Quebecor World, Inc.	66,844
6,500		TNT NV, ADR	164,775
1,300		Union Pacific Corp.	84,240
10,700		Waste Management, Inc.	303,238
		TOTAL	2,221,060
		Information Technology--0.3%
12,700		Nokia Oyj, ADR, Class A	211,328
		Materials--1.6%
2,900		Air Products & Chemicals, Inc.	174,870
2,400		Ciba Specialty Chemical AG, ADR	70,200
5,300		Du Pont (E.I.) de Nemours & Co.	227,953
5,300		Southern Peru Copper Corp.	227,052
23,700		UPM - Kymmene OY, ADR	454,329
		TOTAL	1,154,404
		Telecommunication Services--4.6%
5,224		Alltel Corp.	325,351
20,300		AT&T Corp.	386,512
7,100		BCE, Inc.	168,128
8,600		BellSouth Corp.	228,502
30,100		Magyar Telekom, ADR	644,140
23,300		SBC Communications, Inc.	553,375
29,900		TDC A/S, ADR	640,159
13,000		Telstra Corp. Ltd., ADR	251,550
		TOTAL	3,197,717
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--4.0%
2,700		Black Hills Corp.	$99,495
3,400		Duke Energy Corp.	101,082
4,400		Edison International	178,420
18,900		Energias de Portugal SA, ADR	474,012
1,500		Equitable Resources, Inc.	102,000
8,000		Northeast Utilities Co.	166,880
14,500		Pinnacle West Capital Corp.	644,525
6,300		RWE AG, RDC	406,350
32,800		Scottish & Southern Energy PLC, ADR	595,563
		TOTAL	2,768,327
		TOTAL COMMON STOCKS (IDENTIFIED COST $22,986,646)	26,103,434
		CORPORATE BONDS --9.1%
		Basic Industry - Paper--0.4%
$250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	282,320
		Brewing--0.6%
400,000	[1]	Bavaria, Series 144A, 8.875%, 11/1/2010	442,600
		Broadcast Radio & TV--0.7%
400,000		Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032	483,400
		Communications - Media Noncable--0.3%
185,000		British Sky Broadcasting Group PLC, 8.2%, 7/15/2009	209,599
		Communications - Telecom Wirelines--0.4%
300,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	306,243
		Consumer Cyclical - Automotive--0.4%
300,000		General Motors Acceptance, 6.875%, 9/15/2011	277,265
		Consumer Cyclical - Entertainment--0.5%
300,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	313,032
		Consumer Non-Cyclical Tobacco--0.1%
45,000		Philip Morris, Note, 6.375%, 2/1/2006	45,601
		Container & Glass Products--0.4%
300,000	[1]	Vitro SA, Note, Series 144A, 11.75%, 11/1/2013	252,000
		Financial Institution - Banking--0.5%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	342,951
		Financial Institution - Brokerage--0.4%
300,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	305,490
		Financial Institution - Insurance - P&C--0.4%
300,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	294,312
		Oil & Gas--2.3%
800,000	[1]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	1,004,000
220,000	[1]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	270,875
350,000	[1]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	329,875
		TOTAL	1,604,750
		Sovereign--0.9%
500,000	[1]	Aries Vermogensverwaltng, Note, Series 144A, 9.6%, 10/25/2014	650,625
		Steel--0.4%
275,000	[1]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	298,375
		Telecommunications & Cellular--0.4%
200,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	242,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,929,223)	6,350,563
Shares or Principal Amount			Value
		GOVERNMENTS/AGENCIES--14.9%
		Sovereign--14.9%
$1,300,000		Brazil, Government of, 14.5%, 10/15/2009	$1,696,500
950,000		Brazil, Government of, Note, 12%, 4/15/2010	1,155,675
400,000		Colombia, Government of, 10.75%, 1/15/2013	487,000
500,000		Colombia, Republic of, Bond, 8.125%, 5/21/2024	500,000
21,500,000		Mexico Fixed Rate Bonds, Bond, Series MI10, 8%, 12/19/2013	1,843,463
270,000		Peru, Government of, Note, 9.875%, 2/6/2015	333,450
300,000		Philippines, Government, 9.875%, 1/15/2019	326,250
450,000		Philippines, Government, Note, 8.25%, 1/15/2014	456,750
1,150,000		Russia, Government of, Unsub., Series REGS, 5%, 3/31/2030	1,279,835
500,000		Turkey, Government of, 11%, 1/14/2013	633,750
750,000		Turkey, Government of, 9.5%, 1/15/2014	888,750
300,000		Venezuela, Government of, 10.75%, 9/19/2013	351,900
200,000		Venezuela, Government of, 9.375%, 1/13/2034	210,600
250,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	263,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $9,676,819)	10,427,423
		MORTGAGE-BACKED SECURITIES--7.4%
		Federal Home Loan Mortgage Corporation--0.9%
196,625		Federal Home Loan Mortgage Corp. Pool B17799, 4.500%, 15 Year, 2/1/2020	195,865
436,845		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	437,391
		TOTAL	633,256
		Federal National Mortgage Association--6.5%
413,677		Federal National Mortgage Association Pool 789090, 5.500%, 15 Year, 8/1/2019	425,005
474,356		Federal National Mortgage Association Pool 806237, 5.000%, 15 Year, 12/1/2019	480,230
493,467		Federal National Mortgage Association Pool 811870, 5.000%, 15 Year, 2/1/2020	499,577
668,583		Federal National Mortgage Association Pool 725690, 6.000%, 30 Year, 8/1/2034	686,134
454,027		Federal National Mortgage Association Pool 725704, 6.000%, 30 Year, 8/1/2034	465,945
294,643		Federal National Mortgage Association Pool 803873, 5.000%, 30 Year, 12/1/2034	294,827
482,775		Federal National Mortgage Association Pool 255631, 5.500%, 30 Year, 3/1/2035	489,753
1,207,847		Federal National Mortgage Association Pool 816227, 5.500%, 30 Year, 3/1/2035	1,225,304
		TOTAL	4,566,775
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,196,185)	5,200,031
		PREFERRED STOCKS--5.2%
		Financials--1.4%
9,400		Chubb Corp., PRIDES, $1.72, Annual Dividend	298,544
2		Federal National Mortgage Association, 5.375%, 12/30/2034, $5.38, Annual Dividend	193,697
1,400		Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend	74,200
17,700		XL Capital Ltd., PEPS, $1.6252, Annual Dividend	423,915
		TOTAL	990,356
		Healthcare--1.2%
6,500		Baxter International, Inc, PEPS, $3.50, Annual Dividend	359,385
16,000	[1]	Morgan Stanley & Co., Inc., PERCS, Series MCK, $0.37, Quarterly Dividend	508,880
		TOTAL	868,265
		Technology--2.1%
34,100	[1]	Morgan Stanley & Co., Inc., PERCS, Series CDN, $.2154, Quarterly Dividend	462,567
24,500	[1]	Morgan Stanley & Co., Inc., PERCS, Series CHKP, $.3331, Quarterly Dividend	483,752
20,600	[1]	Morgan Stanley & Co., Inc., PERCS, Series DOX, $.3858, Quarterly Dividend	499,447
		TOTAL	1,445,766
Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Utilities--0.5%
8,400		ONEOK, Inc., PEPS, $2.125, Annual Dividend	$334,740
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,140,633)	3,639,127
		MUTUAL FUND--23.1%
2,147,361	[2]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $15,739,649)	16,169,625
		REPURCHASE AGREEMENTS--3.5%
$2,434,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $2,434,233 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051 (AT AMORTIZED COST)	2,434,000
		TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $65,103,155) [3]	70,324,203
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(311,255)
		TOTAL NET ASSETS--100%	$70,012,948

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $5,497,308 which represents 7.9% of total net assets.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $65,271,502.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PEPS	--Participating Equity Preferred Stock
PERCS	--Preferred Equity Redemption Cumulative Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investments in securities, at value including $16,169,625 of investments in affiliated issuers (Note 5) (identified cost $65,103,155)		$70,324,203
Income receivable		514,330
Receivable for investments sold		92,074
Receivable for shares sold		6,079
TOTAL ASSETS		70,936,686
Liabilities:
Payable for investments purchased	$751,731
Payable for shares redeemed	53,949
Payable to bank	77,991
Accrued expenses	40,067
TOTAL LIABILITIES		923,738
Net assets for 8,191,932 shares outstanding		$70,012,948
Net Assets Consist of:
Paid-in capital		$127,538,080
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		5,223,304
Accumulated net realized loss on investments, options and foreign currency transactions		(65,208,227)
Undistributed net investment income		2,459,791
TOTAL NET ASSETS		$70,012,948
Net Asset Value, Offering Price, and Redemption Proceeds per Share:
$70,012,948 ÷ 8,191,932 shares outstanding, no par value, unlimited shares authorized		$8.55

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $39,195, including $1,284,598 received from affiliated issuers (Note 5))			$2,049,412
Interest			784,472
TOTAL INCOME			2,833,884
Expenses:
Investment adviser fee (Note 5)		$274,269
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		6,853
Transfer and dividend disbursing agent fees and expenses		8,884
Directors'/Trustees' fees		688
Auditing fees		11,887
Legal fees		4,349
Portfolio accounting fees		23,969
Printing and postage		25,079
Insurance premiums		4,197
Miscellaneous		1,251
TOTAL EXPENSES		435,810
Waiver, Reimbursement, and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(48,858)
Waiver of administrative personnel and services fee (Note 5)	(12,031)
Fees paid indirectly from directed brokerage arrangements	(1,925)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(62,814)
Net expenses			372,996
Net investment income			2,460,888
Realized and Unrealized Gain (Loss) on Investments, Options, and Foreign Currency Transactions:
Net realized gain on investments, options, and foreign currency transactions			987,655
Net change in unrealized appreciation of investments, options, and translation of assets and liabilities in foreign currency			(2,346,110)
Net realized and unrealized loss on investments, options, and foreign currency transactions			(1,358,455)
Change in net assets resulting from operations			$1,102,433

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,460,888	$3,432,542
Net realized gain on investments, options, and foreign currency transactions	987,655	5,198,806
Net change in unrealized appreciation/depreciation of investments, options, and translation of assets and liabilities in foreign currency	(2,346,110)	(1,354,104)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,102,433	7,277,244
Distributions to Shareholders:
Distributions from net investment income	(3,838,173)	(3,549,514)
Share Transactions:
Proceeds from sale of shares	2,130,355	8,823,924
Net asset value of shares issued to shareholders in payment of distributions declared	3,838,173	3,549,512
Cost of shares redeemed	(11,421,092)	(20,501,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,452,564)	(8,128,120)
Change in net assets	(8,188,304)	(4,400,390)
Net Assets:
Beginning of period	78,201,252	82,601,642
End of period (including undistributed net investment income of $2,459,791 and $3,837,076, respectively)	$70,012,948	$78,201,252

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/ accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2005	Year Ended 12/31/2004
Shares sold	245,356	1,056,360
Shares issued to shareholders in payment of distributions declared	458,563	436,058
Shares redeemed	(1,329,885)	(2,460,620)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(625,966)	(968,202)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $65,271,502. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $5,052,701. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,623,123 and net unrealized depreciation from investments for those securities having an excess of cost over value of $570,422.

At December 31, 2004, the Fund had a capital loss carryforward of $65,199,347 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$15,005,370
2009	$16,049,079
2010	$34,144,898

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fees are paid by the Adviser out of its resources and are not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated High Income Bond Fund II, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $1,284,598 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2005, the Fund's expenses were reduced by $1,925 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$4,664,153
Sales	$15,665,953

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	5.0%
Russia	4.6%
Brazil	4.5%
Mexico	3.7%
Turkey	2.2%
Venezuela	2.1%
Columbia	2.0%
Philippines	1.5%
Netherlands	1.0%
Finland	1.0%
Hungary	0.9%
Denmark	0.9%
Portugal	0.7%
Germany	0.6%
France	0.5%
Peru	0.5%
Italy	0.5%
Puerto Rico	0.4%
Sweden	0.4%
Australia	0.4%
Canada	0.3%
Norway	0.3%
Switzerland	0.2%
Cayman Islands	0.1%

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and subadviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004		2003	[1]	2002		2001	2000
Net Asset Value, Beginning of Period	$13.42		$12.13		$ 9.73		$12.49		$14.32	$16.28
Income From Investment Operations:
Net investment income	0.15		0.28		0.24		0.20		0.23	0.22
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.28)		1.25		2.36		(2.74)		(1.81)	(2.01)
TOTAL FROM INVESTMENT OPERATIONS	(0.13)		1.53		2.60		(2.54)		(1.58)	(1.79)
Less Distributions:
Distributions from net investment income	(0.28)		(0.24)		(0.20)		(0.22)		(0.25)	(0.17)
Net Asset Value, End of Period	$13.01		$13.42		$12.13		$ 9.73		$12.49	$14.32
Total Return [2]	(0.93)%		12.84%		27.27%		(20.74)%		(10.98)%	(11.19)%

Ratios to Average Net Assets:
Expenses	1.11	% [3,4]	1.12	% [4]	1.15	% [4]	1.07	% [4]	0.97%	0.95%
Net investment income	2.03	% [3]	2.08%		2.18%		1.63%		1.77%	1.67%
Expense waiver/reimbursement [5]	0.04	% [3]	0.03%		0.01%		0.01%		0.02%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,205		$72,907		$73,904		$61,430		$91,988	$104,934
Portfolio turnover	19%		55%		145%		81%		101%	74%

1 During the year ended December 31, 2003, the investment strategy of the fund transitioned from a blended value/growth style to one focused on value.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.10%, 1.11%, 1.14%, and 1.06%, for the six months ended June 30, 2005 and the years ended December 31, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$ 990.70	$5.48
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.29	$5.56

1 Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	32.1%
Consumer Discretionary	9.7%
Energy	9.7%
Telecommunication Services	9.3%
Consumer Staples	8.3%
Healthcare	7.8%
Industrials	7.3%
Materials	6.2%
Utilities	4.1%
Information Technology	0.6%
Securities Lending Collateral [2]	10.6%
Cash Equivalents [3]	3.1%
Other Assets and Liabilities--Net [4]	(8.8)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--93.0%
		Consumer Discretionary--9.7%
10,600		Clear Channel Communications, Inc.	$327,858
11,100		Dana Corp.	166,611
16,200		Hasbro, Inc.	336,798
23,138		Limited, Inc.	495,616
30,100		Mattel, Inc.	550,830
69,300		McDonald's Corp.	1,923,075
24,100	[1]	Newell Rubbermaid, Inc.	574,544
17,100	[1]	Nissan Motor Co. Ltd., ADR	339,948
108,900	[1]	Pearson PLC, ADR	1,293,732
4,600		Whirlpool Corp.	322,506
		TOTAL	6,331,518
		Consumer Staples--8.3%
15,900	[1]	Albertsons, Inc.	328,812
3,200		Anheuser-Busch Cos., Inc.	146,400
34,300		Coca-Cola Co.	1,432,025
8,300		Colgate-Palmolive Co.	414,253
20,700		Kimberly-Clark Corp.	1,295,613
6,600		Kraft Foods, Inc., Class A	209,946
1,300		Lancaster Colony Corp.	55,796
14,100		Loews Corp. - Carolina Group	469,812
13,800		PepsiCo, Inc.	744,234
16,700		Sara Lee Corp.	330,827
		TOTAL	5,427,718
		Energy--9.7%
11,100		BP PLC, ADR	692,418
4,200		ENI SPA, ADR	538,440
29,300		Exxon Mobil Corp.	1,683,871
9,000		Kinder Morgan, Inc.	748,800
1,900	[1]	Norsk Hydro A.S., ADR	172,368
13,700		Royal Dutch Petroleum Co., ADR	889,130
13,700	[1]	Total SA, Class B, ADR	1,600,845
		TOTAL	6,325,872
		Financials--30.0%
8,793		Ace Ltd.	394,366
23,300		Allstate Corp.	1,392,175
85,800		Amvescap PLC, ADR	1,030,458
26,894		Bank of America Corp.	1,226,636
14,400		Bank of New York Co., Inc.	414,432
8,000		Barclays PLC, ADR	319,520
8,102		Cincinnati Financial Corp.	320,515
70,600		Citigroup, Inc.	3,263,838
21,000		Federal Home Loan Mortgage Corp.	1,369,830
8,700		Federal National Mortgage Association	508,080
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
27,600		J.P. Morgan Chase & Co.	$974,832
9,400	[1]	Lloyds TSB Group PLC, ADR	320,070
43,300		MBNA Corp.	1,132,728
16,000		Morgan Stanley	839,520
20,500		Nationwide Financial Services, Inc., Class A	777,770
27,100		Sun Life Financial Services of Canada	913,270
17,800		U.S. Bancorp	519,760
16,800		UBS AG	1,307,880
16,200		Wachovia Corp.	803,520
22,800		Wells Fargo & Co.	1,404,024
4,400		XL Capital Ltd., Class A	327,448
		TOTAL	19,560,672
		Healthcare--7.8%
19,800		Abbott Laboratories	970,398
6,200		GlaxoSmithKline PLC, ADR	300,762
7,400		Johnson & Johnson	481,000
25,900		Merck & Co., Inc.	797,720
64,400		Pfizer, Inc.	1,776,152
17,500		Wyeth	778,750
		TOTAL	5,104,782
		Industrials--7.3%
9,100		Dover Corp.	331,058
32,900		General Electric Co.	1,139,985
10,300		Lockheed Martin Corp.	668,161
6,000		Northrop Grumman Corp.	331,500
24,900		Quebecor World, Inc.	489,534
31,300	[1]	TNT NV, ADR	793,455
4,700		United Parcel Service, Inc.	325,052
6,200		United Technologies Corp.	318,370
12,400		Waste Management, Inc.	351,416
		TOTAL	4,748,531
		Information Technology--0.6%
22,600		Nokia Oyj, Class A, ADR	376,064
		Materials--6.2%
5,400		Air Products & Chemicals, Inc.	325,620
7,800		Akzo Nobel NV, ADR	306,462
12,300		Alcoa, Inc.	321,399
18,200		Du Pont (E.I.) de Nemours & Co.	782,782
10,200		Georgia-Pacific Corp.	324,360
13,600	[1]	POSCO, ADR	597,992
2,700		Rio Tinto PLC, ADR	329,184
7,100		Rohm & Haas Co.	329,014
30,200	[1]	Stora Enso Oyj, ADR	383,842
20,800		Worthington Industries, Inc.	328,640
		TOTAL	4,029,295
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--9.3%
8,400		AT&T Corp.	$159,936
17,100		BCE, Inc.	404,928
25,900		BellSouth Corp.	688,163
96,400		SBC Communications, Inc.	2,289,500
29,000		Telefonos de Mexico, Class L, ADR	547,810
31,500	[1]	Telstra Corp. Ltd., ADR	609,525
30,600		Verizon Communications	1,057,230
13,400	[1]	Vodafone Group PLC, ADR	325,888
		TOTAL	6,082,980
		Utilities--4.1%
4,800		Equitable Resources, Inc.	326,400
9,500		Exelon Corp.	487,635
7,900	[1]	National Grid Group PLC, ADR	385,283
19,500		Northeast Utilities Co.	406,770
9,400		Pinnacle West Capital Corp.	417,830
7,100		Progress Energy, Inc.	321,204
2,700	[1]	RWE AG, ADR	174,150
6,000		Suez SA, ADR	162,780
		TOTAL	2,682,052
		TOTAL COMMON STOCKS (IDENTIFIED COST $54,316,669)	60,669,484
		PREFERRED STOCKS--2.1%
		Financials--2.1%
11,400		Chubb Corp., PRIDES, $1.75, Annual Dividend	362,064
10		Federal National Mortgage Association, Conv. Pfd., $5.38, Annual Dividend	968,486
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,314,023)	1,330,550
		REPURCHASE AGREEMENTS--13.7%
$2,022,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $2,022,194 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051	2,022,000
6,920,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.45%, dated 6/30/2005 to be repurchased at $6,920,663 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $1,536,735,046 (held as collateral for securities lending)	6,920,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	8,942,000
		TOTAL INVESTMENTS--108.8% (IDENTIFIED COST $64,572,692) [2]	70,942,034
		OTHER ASSETS AND LIABILITIES - NET--(8.8)%	(5,736,923)
		TOTAL NET ASSETS--100%	$65,205,111

1 Certain shares are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $64,572,692.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investment in securities	$62,000,034
Investment in repurchase agreements	8,942,000
Total investments in securities, at value including $6,554,344 of securities loaned (identified cost $64,572,692)		$70,942,034
Cash		40,614
Income receivable		124,073
Receivable for investments sold		8,099,777
Receivable for shares sold		933
TOTAL ASSETS		79,207,431
Liabilities:
Payable for investments purchased	7,007,202
Payable for shares redeemed	51,902
Payable for collateral due to broker	6,920,000
Accrued expenses	23,216
TOTAL LIABILITIES		14,002,320
Net assets for 5,012,761 shares outstanding		$65,205,111
Net Assets Consist of:
Paid-in capital		$74,887,027
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,369,577
Accumulated net realized loss on investments and foreign currency transactions		(16,744,206)
Undistributed net investment income		692,713
TOTAL NET ASSETS		$65,205,111
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$65,205,111 ÷ 5,012,761 shares outstanding, no par value, unlimited shares authorized		$13.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $44,310)			$1,036,858
Interest			32,994
TOTAL INCOME			1,069,852
Expenses:
Investment adviser fee (Note 5)		$255,881
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		3,571
Transfer and dividend disbursing agent fees and expenses		8,473
Directors'/Trustees' fees		735
Auditing fees		9,892
Legal fees		4,121
Portfolio accounting fees		22,732
Printing and postage		6,561
Insurance premiums		4,550
Miscellaneous		375
TOTAL EXPENSES		391,275
Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(12,056)
Fees paid indirectly from directed broker arrangements	(2,628)
TOTAL WAIVER AND EXPENSE REDUCTION		(14,684)
Net expenses			376,591
Net investment income			693,261
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			2,465,085
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,884,874)
Net realized and unrealized loss on investments and foreign currency transactions			(1,419,789)
Change in net assets resulting from operations			$(726,528)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$693,261	$1,491,100
Net realized gain on investments, options and foreign currency transactions	2,465,085	5,839,182
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,884,874)	1,300,140
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(726,528)	8,630,422
Distributions to Shareholders:
Distributions from net investment income	(1,490,114)	(1,409,591)
Share Transactions:
Proceeds from sale of shares	1,303,876	3,026,705
Net asset value of shares issued to shareholders in payment of distributions declared	1,490,114	1,409,590
Cost of shares redeemed	(8,279,422)	(12,653,839)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,485,432)	(8,217,544)
Change in net assets	(7,702,074)	(996,713)
Net Assets:
Beginning of period	72,907,185	73,903,898
End of period (including undistributed net investment income of $692,713 and $1,489,566, respectively)	$65,205,111	$72,907,185

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide above-average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2005, the Fund had no realized gain (loss) on written options.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity, and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,554,344	$6,920,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2005	Year Ended 12/31/2004
Shares sold	99,730	244,636
Shares issued to shareholders in payment of distributions declared	114,889	118,553
Shares redeemed	(633,179)	(1,026,566)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(418,560)	(663,377)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $64,572,692. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $6,369,342. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,800,307 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,430,965.

At December 31, 2004, the Fund had a capital loss carryforward of $19,081,793 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,764,560
2009	$10,532,229
2010	$ 6,785,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2005, the Fund's expenses were reduced by $2,628 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$12,738,572
Sales	$18,637,497

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable Investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916801

G01305-01 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004	2003		2002	2001	2000
Net Asset Value, Beginning of Period	$11.60		$11.77	$11.98		$11.43	$11.11	$10.56
Income From Investment Operations:
Net investment income	0.23		0.45 [1]	0.43	[1]	0.53 [1]	0.60 [1]	0.60
Net realized and unrealized gain (loss) on investments	0.00	[2]	(0.03)	(0.15)		0.46	0.16	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.23		0.42	0.28		0.99	0.76	1.11
Less Distributions:
Distributions from net investment income	(0.46)		(0.53)	(0.43)		(0.44)	(0.44)	(0.56)
Distributions from net realized gain on investments	--		(0.06)	(0.06)		--	--	--
TOTAL DISTRIBUTIONS	(0.46)		(0.59)	(0.49)		(0.44)	(0.44)	(0.56)
Net Asset Value, End of Period	$11.37		$11.60	$11.77		$11.98	$11.43	$11.11
Total Return [3]	2.12%		3.61%	2.37%		9.05%	7.03%	10.97%

Ratios to Average Net Assets:
Expenses	0.72	% [4]	0.72%	0.72%		0.72%	0.74%	0.84%
Net investment income	4.18	% [4]	3.91%	3.68%		4.58%	5.39%	5.99%
Expense waiver/reimbursement [5]	0.01	% [4]	0.01%	0.00	% [6]	--	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$386,874		$377,368	$405,418		$489,235	$300,404	$159,579
Portfolio turnover	42%		60%	70%		82%	76%	74%

1 Based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,021.20	$3.61
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.22	$3.61

1 Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Federal National Mortgage Association (FNMA) MBS	31.1%
Federal Home Loan Mortgage Corporation (FHLMC) MBS	26.5%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	12.6%
Government National Mortgage Association (GNMA) MBS	6.1%
Non-Agency MBS	2.4%
Repurchase Agreements--Cash	1.7%
Repurchase Agreements--Collateral [2]	21.1%
Other Assets and Liabilities--Net [3]	(21.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2005 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--19.7%
$2,000,000		United States Treasury Bonds, 6.000%, 2/15/2026	$2,467,500
4,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	5,959,453
2,800,000		United States Treasury Bonds, 6.250%, 8/15/2023	3,493,000
500,000		United States Treasury Bonds, 7.250%, 5/15/2016	640,705
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	526,266
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,398,679
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,590,016
14,500,000	[1]	United States Treasury Notes, 2.500%, 9/30/2006	14,309,760
12,000,000	[1]	United States Treasury Notes, 2.750%, 6/30/2006	11,910,000
9,100,000	[1]	United States Treasury Notes, 3.375%, 2/15/2008 - 10/15/2009	9,014,235
1,000,000		United States Treasury Notes, 4.375%, 5/15/2007	1,013,440
5,076,000	[1]	United States Treasury Notes, 5.625%, 5/15/2008	5,345,688
3,800,000		United States Treasury Notes, 5.750%, 11/15/2005	3,833,402
11,717,465		United States Treasury Inflation Protected Note, 1.625%, 1/15/2015	11,704,649
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $73,569,069)	76,206,793
		GOVERNMENT AGENCIES--12.6%
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,975,907
1,245,000		Federal Farm Credit System, 6.000%, 6/11/2008	1,317,857
7,000,000		Federal Home Loan Bank System, 3.125%, 8/15/2007	6,901,860
3,100,000	[1]	Federal Home Loan Bank System, 3.750%, 8/18/2009	3,079,323
4,000,000		Federal Home Loan Bank System, 5.250%, 8/15/2006	4,065,920
750,000		Federal Home Loan Bank System, 6.185%, 5/6/2008	796,417
3,300,000		Federal Home Loan Bank System, 6.500%, 11/15/2005	3,335,772
1,000,000		Federal Home Loan Bank System, 6.750%, 8/15/2007	1,059,150
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,513,558
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	94,396
1,500,000		Federal National Mortgage Association, 6.000%, 5/15/2008	1,586,205
4,000,000	[1]	Tennessee Valley Authority, 5.375%, 11/13/2008	4,181,320
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,076,050
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,994,807
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $47,450,178)	48,978,542
		MORTGAGE-BACKED SECURITIES--62.8%
		Federal Home Loan Mortgage Corp.--26.5%
21,197,960		Federal Home Loan Mortgage Corp., 4.500%, 10/1/2018 - 7/1/2035	21,073,793
26,989,770		Federal Home Loan Mortgage Corp., 5.000%, 8/1/2018 - 5/1/2034	27,140,506
36,213,847	[2]	Federal Home Loan Mortgage Corp., 5.500%, 8/1/2033 - 7/1/2035	36,767,306
3,383,927		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 2/1/2032	3,483,449
10,373,774		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 9/1/2032	10,767,748
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal Home Loan Mortgage Corp.--continued
$2,965,393		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032	$3,126,052
369,579		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	396,359
46,402		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	50,622
25,072		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	27,937
		TOTAL	102,833,772
		Federal National Mortgage Association--30.2%
7,109,504	[2]	Federal National Mortgage Association, 4.500%, 11/1/2018 - 7/1/2020	7,081,302
37,517,829	[2]	Federal National Mortgage Association, 5.000%, 2/1/2018 - 8/1/2035	37,678,335
41,655,196	[2]	Federal National Mortgage Association, 5.500%, 5/1/2018 - 7/1/2035	42,428,769
24,345,359		Federal National Mortgage Association, 6.000%, 5/1/2014 - 6/1/2035	25,011,158
1,692,704		Federal National Mortgage Association, 6.500%, 6/1/2029 - 4/1/2032	1,754,954
2,393,469		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	2,522,772
228,726		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	243,892
45,336		Federal National Mortgage Association, 8.000%, 7/1/2030	49,124
		TOTAL	116,770,306
		Government National Mortgage Association--6.1%
5,469,469		Government National Mortgage Association, 5.000%, 7/15/2034	5,528,650
6,860,241		Government National Mortgage Association, 5.500%, 1/15/2033 - 5/20/2035	7,005,726
5,942,299		Government National Mortgage Association, 6.000%, 4/15/2032 - 9/15/2034	6,143,971
4,143,903		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	4,346,284
197,767		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	212,517
197,370		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	214,024
66,722		Government National Mortgage Association, 9.500%, 11/15/2016	73,672
		TOTAL	23,524,844
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $239,523,620)	243,128,922
		COLLATERALIZED MORTGAGE OBLIGATIONS--2.4%
1,514,477		Chase Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	1,538,529
2,602,631		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	2,616,563
2,406,241		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	2,419,152
2,566,400		Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1, 4.630%, 1/25/2035	2,559,470
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,070,211)	9,133,714
		ADJUSTABLE-RATE MORTGAGES--0.9%
3,563,221		Federal National Mortgage Association ARM, 4.422%, 5/1/2034 (IDENTIFIED COST $3,573,103)	3,554,060
Principal Amount			Value
		REPURCHASE AGREEMENTS--22.8%
$6,494,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $6,494,622 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051	$6,494,000
22,750,000	[3,4]	Interest in $289,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.145%, dated 6/13/2005 to be repurchased at $22,811,611 on 7/14/2005, collateralized by U.S. Government Agency and Treasury Obligations with various maturities to 6/1/2035, collateral market value $300,741,469	22,750,000
13,000,000	[3,4]	Interest in $68,000,000 joint repurchase agreement with UBS Securities LLC, 3.17%, dated 6/16/2005 to be repurchased at $13,037,776 on 7/19/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/25/2030, collateral market value $70,044,413	13,000,000
20,000,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.45%, dated 6/30/2005 to be repurchased at $20,001,917 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $1,536,735,046 (held as collateral for securities lending)	20,000,000
25,820,000		Interest in $3,000,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.45%, dated 6/30/2005 to be repurchased at $25,822,474 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2038, collateral market value $3,079,949,647 (held as collateral for securities lending)	25,820,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	88,064,000
		TOTAL INVESTMENTS--121.2% (IDENTIFIED COST $461,250,181) [5]	469,066,031
		OTHER ASSETS AND LIABILITIES - NET--(21.2)%	(82,191,766)
		TOTAL NET ASSETS--100%	$386,874,265

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Securities held as collateral for dollar-roll transactions.

5 The cost of investments for federal tax purposes amounts to $461,250,181.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronym is used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities		$381,002,031
Investments in repurchase agreements		88,064,000
Total investments in securities, at value including $44,524,965 of securities loaned (identified cost $461,250,181)		469,066,031
Cash		347
Income receivable		2,523,527
Receivable for investments sold		15,138,768
Receivable for shares sold		106,982
TOTAL ASSETS		486,835,655
Liabilities:
Payable for investments purchased	$17,813,031
Payable for shares redeemed	160,270
Payable for collateral due to broker	45,820,000
Payable for dollar-roll transactions	36,141,532
Accrued expenses	26,557
TOTAL LIABILITIES		99,961,390
Net assets for 34,038,596 shares outstanding		$386,874,265
Net Assets Consist of:
Paid-in capital		$372,589,841
Net unrealized appreciation of investments		7,815,850
Accumulated net realized loss on investments		(1,413,702)
Undistributed net investment income		7,882,276
TOTAL NET ASSETS		$386,874,265
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$386,874,265 ÷ 34,038,596 shares outstanding, no par value, unlimited shares authorized		$11.37

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $281,472 and including income on securities loaned of $36,454)			$9,249,604
Expenses:
Investment adviser fee (Note 5)		$1,130,695
Administrative personnel and services fee (Note 5)		151,358
Custodian fees		14,522
Transfer and dividend disbursing agent fees and expenses		8,848
Directors'/Trustees' fees		1,665
Auditing fees		8,985
Legal fees		5,028
Portfolio accounting fees		44,022
Printing and postage		15,225
Insurance premiums		5,672
Miscellaneous		1,643
TOTAL EXPENSES		1,387,663
Waivers (Note 5):
Waiver of investment adviser fee	$(13,835)
Waiver of administrative personnel and services fee	(7,759)
TOTAL WAIVERS		(21,594)
Net expenses			1,366,069
Net investment income			7,883,535
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(94,655)
Net change in unrealized appreciation of investments			97,314
Net realized and unrealized gain on investments			2,659
Change in net assets resulting from operations			$7,886,194

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,883,535	$15,071,596
Net realized loss on investments	(94,655)	(1,305,845)
Net change in unrealized appreciation/depreciation of investments	97,314	(182,111)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,886,194	13,583,640
Distributions to Shareholders:
Distributions from net investment income	(15,049,579)	(17,265,666)
Distributions from net realized gains on investments	--	(2,009,772)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,049,579)	(19,275,438)
Share Transactions:
Proceeds from sale of shares	42,196,150	71,845,475
Net asset value of shares issued to shareholders in payment of distributions declared	15,049,579	19,275,435
Cost of shares redeemed	(40,576,246)	(113,478,693)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,669,483	(22,357,783)
Change in net assets	9,506,098	(28,049,581)
Net Assets:
Beginning of period	377,368,167	405,417,748
End of period (including undistributed net investment income of $7,882,276 and $15,048,320, respectively)	$386,874,265	$377,368,167

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate, and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity, and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$44,524,965	$45,820,000

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp., in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar-roll transactions for the Fund for the six months ended June 30, 2005, was as follows:

Maximum amount outstanding during the period	$40,811,169
Average amount outstanding during the period [1]	$19,744,592
Average shares outstanding during the period	33,342,419
Average debt per shares outstanding during the period	$0.59

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2005.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2005	Year Ended 12/31/2004
Shares sold	3,716,338	6,251,125
Shares issued to shareholders in payment of distributions declared	1,358,265	1,683,444
Shares redeemed	(3,567,338)	(9,839,410)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,507,265	(1,904,841)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $461,250,181. The net unrealized appreciation of investments for federal tax purposes was $7,815,850. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,272,779 and net unrealized depreciation from investments for those securities having an excess of cost over value of $456,929.

At December 31, 2004, the Fund had a capital loss carryforward of $1,312,279 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$2,733,867
Sales	$1,129,694

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004		2003		2002	2001		2000
Net Asset Value, Beginning of Period	$8.20		$7.99		$7.08		$7.72	$8.46		$10.24
Income From Investment Operations:
Net investment income	0.29	[1]	0.58	[1]	0.59	[1]	0.67 [1]	0.83	[1,2]	0.99
Net realized and unrealized gain (loss) on investments	(0.30)		0.21		0.89		(0.55)	(0.69	) [2]	(1.84)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)		0.79		1.48		0.12	0.14		(0.85)
Less Distributions:
Distributions from net investment income	(0.66)		(0.58)		(0.57)		(0.76)	(0.88)		(0.93)
Net Asset Value, End of Period	$7.53		$8.20		$7.99		$7.08	$7.72		$ 8.46
Total Return [3]	(0.13)%		10.46%		22.22%		1.39%	1.38%		(9.02)%

Ratios to Average Net Assets:
Expenses	0.74	% [4]	0.74%		0.75%		0.77%	0.76%		0.76%
Net investment income	7.45	% [4]	7.44%		7.95%		9.30%	10.33	% [2]	10.50%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	--	--		0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$275,320		$311,095		$324,216		$231,305	$229,885		$208,516
Portfolio turnover	15%		55%		53%		40%	37%		19%

1 Amount based on average shares outstanding.

2 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. For the year ended December 31, 2001, the effect of this change was to increase net investment income per share by $0.02, decrease net realized and unrealized gain/loss per share by $0.02, and increase the ratio of net investment income to average net assets from 10.19% to 10.33%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004		2003		2002	2001		2000	[1]
Net Asset Value, Beginning of Period	$8.17		$7.97		$7.08		$7.72	$8.46		$9.01
Income From Investment Operations:
Net investment income	0.28	[2]	0.56	[2]	0.57	[2]	0.63 [2]	0.79	[2,3]	0.13
Net realized and unrealized gain (loss) on investments	(0.30)		0.20		0.88		(0.51)	(0.65	) [3]	(0.68)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)		0.76		1.45		0.12	0.14		(0.55)
Less Distributions:
Distributions from net investment income	(0.64)		(0.56)		(0.56)		(0.76)	(0.88)		--
Net Asset Value, End of Period	$7.51		$8.17		$7.97		$7.08	$7.72		$8.46
Total Return [4]	(0.25)%		10.16%		21.79%		1.36%	1.38%		(6.10)%
Ratios to Average Net Assets:
Expenses	0.99	% [5]	0.99%		1.00%		1.00%	0.86%		0.86	% [5]
Net investment income	7.17	% [5]	7.19%		7.66%		9.03%	10.27	% [3]	11.29	% [5]
Expense waiver/reimbursement [6]	0.00	% [5,7]	0.00	% [7]	0.00	% [7]	0.03%	0.15%		0.15	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$84,831		$111,572		$97,600		$51,062	$8,424		$427
Portfolio turnover	15%		55%		53%		40%	37%		19	% [8]

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

2 Amount based on average shares outstanding.

3 Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. For the year ended December 31, 2001, the effect of this change was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.13% to 10.27%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Amount represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$ 998.70	$3.67
Service Shares	$1,000	$ 997.50	$4.90
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.12	$3.71
Service Shares	$1,000	$1,019.89	$4.96

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%

Portfolio of Investments Summary Tables

At June 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
BBB	0.8%	Baa	1.9%
BB	26.3%	Ba	23.2%
B	55.6%	B	48.5%
CCC	11.2%	Caa	19.9%
CC	0.1%	Ca	0.4%
Not rated by S&P	1.7%	Not rated by Moody's	1.8%
Other Securities [2]	0.3%	Other Securities [2]	0.3%
Cash Equivalents [3]	2.6%	Cash Equivalents [3]	2.6%
Other Assets and Liabilities--Net [4]	1.4%	Other Assets and Liabilities--Net [4]	1.4%
TOTAL	100.0%	TOTAL	100.0%

At June 30, 2005, the Fund's index classification 5 was as follows:

Index Classification	Percentage of Total Net Assets
Media - Non-cable	10.3%
Healthcare	6.5%
Food & Beverage	6.2%
Chemicals	5.8%
Industrial - Other	5.6%
Wireline Communications	5.5%
Consumer Products	4.4%
Utility - Natural Gas	4.3%
Automotive	4.3%
Gaming	4.2%
Paper	3.9%
Utility - Electric	3.9%
Other [6]	31.1%
Cash Equivalents [3]	2.6%
Other Assets and Liabilities--Net [4]	1.4%
TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Other Securities include common stocks and warrants that do not qualify for credit ratings from an NRSRO.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

5 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman High Yield 2% Issuer Constrained Index (LHY2%ICI). Individual portfolio securities that are not included in the LHY2%ICI are assigned to an index classification by the Fund's adviser.

6 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

Portfolio of Investments

June 30, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.8%
		Diversified--0.8%
$2,751,627	[1,2]	Trains HY-2004-1, Class A, 8.2105%, 8/1/2015 (IDENTIFIED COST $2,917,682)	$2,911,408
		CORPORATE BONDS--94.7%
		Aerospace/Defense--1.9%
825,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	884,812
725,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	790,250
325,000	[4]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	227
375,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	385,312
525,000	[1,2]	K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015	557,812
2,200,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,211,000
775,000	[1,2]	Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014	821,500
1,125,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	1,198,125
		TOTAL	6,849,038
		Automotive--4.3%
1,100,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	891,000
1,275,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,013,625
2,300,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,125,699
2,575,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,303,626
825,000		General Motors Corp., Note, 7.125%, 7/15/2013	742,500
1,950,000		General Motors Corp., Note, 8.375%, 7/15/2033	1,638,000
925,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	878,750
625,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	340,625
1,075,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	1,101,875
300,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	333,750
1,404,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	1,621,620
1,150,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,161,500
1,250,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,265,625
		TOTAL	15,418,195
		Building Materials--3.2%
1,475,000	[3]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	944,000
725,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	754,000
1,125,000	[1,2]	Builders Firstsource, Inc., Floating Rate Note - Sr. Secured Note, 7.51813%, 2/15/2012	1,125,000
1,100,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	1,144,000
1,050,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	1,071,000
475,000	[1,2]	Goodman Global Holdings, Inc., Floating Rate Note, 6.62125%, 6/15/2012	470,250
1,175,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	1,092,750
350,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	400,750
700,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	724,500
2,025,000	[3]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,407,375
1,250,000	[1,2,3]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	593,750
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	467,500
375,000		Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	318,750
225,000	[1,2]	Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	231,750
725,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	685,125
		TOTAL	11,430,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--5.8%
$825,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr. Secured Note, 9.41%, 12/15/2011	$796,125
1,150,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	1,175,875
950,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	1,040,250
1,200,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	1,008,000
875,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	770,000
1,861,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	1,302,700
959,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	1,078,875
1,375,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,495,312
625,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	707,031
725,000		Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	822,875
850,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	878,687
1,075,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,181,156
775,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	840,875
375,000		Lyondell Chemical Co., Sr. Secd. Note, 10.50%, 6/1/2013	430,781
1,075,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	1,148,906
1,075,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,120,687
664,000	[3]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	493,850
325,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	347,750
1,250,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,346,875
550,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	543,125
1,025,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	963,500
400,000	[1,2]	Rockwood Specialties Group, Inc., Sr. Sub. Note, 7.50%, 11/15/2014	399,000
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	719,861
100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	113,481
		TOTAL	20,725,577
		Construction Machinery--1.2%
1,750,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	1,846,250
975,000	[4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
200,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	218,000
650,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	711,750
700,000	[1,2]	NationsRent, Inc., Sr. Note, 9.50%, 5/1/2015	696,500
725,000		United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	716,844
		TOTAL	4,189,344
		Consumer Products--4.4%
1,225,000	[1,2,3]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	833,000
1,000,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	1,058,750
350,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	353,500
1,275,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,032,750
550,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	558,250
200,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	2,880
250,000	[4]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	1,325
2,150,000	[3]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,526,500
1,200,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,191,000
175,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	185,062
850,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	837,250
1,425,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,506,937
1,825,000	[1,2]	Rayovac Corp., Sr. Sub. Note, 7.375%, 2/1/2015	1,774,812
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$875,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	$888,125
1,300,000	[1,2,3]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	591,500
1,000,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	865,000
955,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	1,055,275
1,075,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,002,437
830,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	892,250
		TOTAL	16,156,603
		Energy--1.1%
1,300,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,397,500
325,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	343,281
525,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	525,000
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	374,500
1,200,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,299,000
		TOTAL	3,939,281
		Entertainment--2.6%
200,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	178,500
1,475,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,471,312
750,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	774,375
2,200,000	[3]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,474,000
1,175,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	1,211,719
1,500,000	[1,2]	Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	1,458,750
1,900,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	2,189,750
350,000		Universal City Florida Holding Co., Floating Rate Note, 7.96%, 5/1/2010	364,875
275,000		Universal City Florida Holding Co., Sr. Note, 8.375%, 5/1/2010	288,062
		TOTAL	9,411,343
		Environmental--1.0%
1,833,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	1,988,805
750,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.125%, 2/15/2014	700,312
900,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	1,003,500
		TOTAL	3,692,617
		Financial Institutions--0.3%
1,050,000	[1,2]	American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	1,034,250
		Food & Beverage--6.1%
2,150,000	[3]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,553,375
413,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	429,004
1,125,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	1,206,562
1,025,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,064,719
950,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	1,016,500
1,075,000	[1,2]	Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,101,875
850,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	939,250
1,000,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	1,020,000
850,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	909,500
525,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	422,625
250,000		Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	283,750
1,300,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,329,250
800,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	766,000
1,150,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,193,125
500,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	548,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--continued
$875,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	$975,625
1,425,000	[1,2,3]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,033,125
1,000,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	1,115,000
1,775,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	1,943,625
450,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	470,250
575,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	629,625
625,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	700,781
1,500,000	[3]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	1,237,500
		TOTAL	21,889,816
		Gaming--4.2%
725,000	[1,2]	155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	708,687
300,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	322,125
1,325,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,445,906
350,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	354,375
725,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	792,062
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	684,375
1,550,000		MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007	1,687,562
1,050,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,144,500
500,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	485,000
475,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	491,625
1,175,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	1,298,375
34,884		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	39,157
2,025,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	2,278,125
725,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	779,375
450,000	[1,2]	Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	448,875
275,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	280,500
850,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	871,250
1,050,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,128,750
		TOTAL	15,240,624
		Healthcare--6.5%
450,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	481,500
1,575,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	1,602,562
1,025,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	1,244,094
525,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	532,875
3,050,000	[1,2,3]	CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	1,509,750
375,000		Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	399,375
300,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	321,000
400,000	[1,2]	DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015	413,000
1,250,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,257,812
1,000,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	1,147,500
1,375,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	1,430,148
2,175,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	2,299,501
1,175,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,269,630
1,250,000		HCA, Inc., Sr. Note, 7.875%, 2/1/2011	1,378,486
550,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	510,125
293		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	314
1,250,000		Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	1,350,000
1,200,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	1,269,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Healthcare--continued
$475,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	$475,000
750,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	806,250
675,000		Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	727,312
775,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	807,937
350,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	335,125
575,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	623,875
1,225,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,237,250
		TOTAL	23,429,421
		Industrial - Other--5.5%
1,375,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,266,719
1,200,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	1,206,000
575,000	[1,2]	American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	552,000
750,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	813,750
1,475,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	1,585,625
900,000	[1,2]	Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	805,500
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	775,750
950,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	969,000
747,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	825,435
1,325,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,272,000
850,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	896,750
825,000		NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	903,375
1,300,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	1,417,000
833,333	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	829,167
1,300,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	1,365,000
1,150,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,265,000
150,000	[1,2]	Safety Products Holdings, Inc., Sr. Note, 11.75%, 1/1/2012	142,125
1,200,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,122,000
1,150,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	1,144,250
450,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	452,250
		TOTAL	19,608,696
		Lodging--1.7%
750,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	736,875
99,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	100,980
1,675,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,754,562
625,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	684,375
1,000,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,112,500
1,725,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	1,811,250
		TOTAL	6,200,542
		Media - Cable--2.7%
1,075,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	1,115,312
925,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	941,188
1,025,000		Cablevision Systems Corp., Sr. Note, Series WI, 8.00%, 4/15/2012	1,009,625
1,125,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%, 4/1/2011	826,875
700,000		Charter Communications Holdings Capital Corp., Sr. Note, 10.00%, 5/15/2011	514,500
2,350,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,388,188
2,175,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	2,370,750
400,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	434,000
		TOTAL	9,600,438
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--10.3%
$1,725,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	$1,850,063
775,000	[3]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	772,094
675,000		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	656,438
675,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	686,813
1,150,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	1,155,750
450,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	428,625
1,600,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,628,000
450,000	[1,2]	DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	450,000
1,251,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,391,738
1,576,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	1,895,140
2,022,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,315,190
1,425,000	[3]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	1,154,250
1,800,000		Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008	1,797,750
375,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	372,188
550,000	[1,2]	Emmis Communications, Corp., Floating Rate Note - Sr. Note, 9.31438%, 6/15/2012	562,375
1,700,000	[3]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	1,249,500
1,000,000	[1,2]	Intelsat Bermuda Ltd., Floating Rate Note - Sr. Note, 7.805%, 1/15/2012	1,022,500
800,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	848,000
725,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	768,500
925,000	[3]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	666,000
500,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	468,750
812,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	890,155
3,075,000		PanAmSat Holding Corp., Discount Bond, 11/1/2014	2,129,438
850,000		Primedia, Inc., Sr. Note, 8.875%, 5/15/2011	894,625
725,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	733,156
875,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	976,719
1,400,000		R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,634,500
1,000,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,155,000
800,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	816,000
2,725,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	2,616,000
1,500,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,440,000
894,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	900,705
650,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	719,875
160,819		Ziff Davis Media, Inc., Company Guarantee, Series, 13.00%, 8/12/2009	172,880
		TOTAL	37,218,717
		Metals & Mining--1.2%
425,000		Aleris International, Inc., Sr. Note, 9.00%, 11/15/2014	442,000
1,075,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,185,188
925,000	[1,2]	Novelis, Inc., Sr. Note, 7.25%, 2/15/2015	933,094
625,000	[4]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
900,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	922,500
818,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	887,530
		TOTAL	4,370,312
		Packaging--1.9%
1,300,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	1,425,125
525,000	[1,2]	Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	532,875
1,125,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	1,215,000
375,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	305,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--continued
$625,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	$682,031
1,000,000		Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014	1,016,250
350,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	373,625
550,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	574,750
625,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	509,375
141,585	[1]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	58,333
		TOTAL	6,692,989
		Paper--3.9%
575,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	589,375
325,000	[1,2]	Boise Cascade LLC, Floating Rate Note - Sr. Note, 6.01563%, 10/15/2012	329,875
475,000	[1,2]	Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	469,063
4,150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	4,715,438
1,200,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,215,000
400,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	384,000
700,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	707,000
1,150,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,155,750
1,425,000		Mercer International, Inc., 9.25%, 2/15/2013	1,147,125
1,175,000	[1,2]	NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,169,125
1,075,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,142,188
1,100,000		Tembec Industries, Inc., 8.50%, 2/1/2011	855,250
		TOTAL	13,879,189
		Restaurants--0.8%
275,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	278,438
650,000	[1,2]	Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013	661,375
675,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	722,250
1,275,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	1,239,937
		TOTAL	2,902,000
		Retailers--2.1%
1,175,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,239,625
972,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	957,420
575,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	462,875
1,000,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	1,035,000
1,000,000		Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014	992,500
1,509,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	1,791,938
1,225,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	1,267,875
		TOTAL	7,747,233
		Services--1.4%
195,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	217,425
1,100,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	1,201,750
975,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	906,750
700,000	[1,2]	Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013	724,238
855,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	850,725
875,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	995,313
		TOTAL	4,896,201
		Technology--3.0%
275,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 9.09%, 4/1/2010	286,000
1,150,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	1,253,500
825,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	664,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$825,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	$891,000
600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	634,500
475,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	458,375
1,075,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,148,906
650,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	698,750
1,600,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	1,784,000
925,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	913,438
1,900,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	2,168,375
		TOTAL	10,900,969
		Textile--0.7%
275,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	251,625
350,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	380,625
1,100,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	1,221,000
634,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	713,351
		TOTAL	2,566,601
		Tobacco--0.4%
1,375,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	1,454,063
		Transportation--0.7%
825,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	396,000
700,000	[4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	792,000
1,200,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,314,000
800,000	[4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	2,502,000
		Utility - Electric--3.9%
1,160,486		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%, 12/15/2009	1,250,424
1,525,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	1,793,781
450,000	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	437,730
802,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	850,120
100,000		Nevada Power Co., 6.50%, 4/15/2012	105,000
500,000	[1,2]	Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015	505,000
1,850,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	2,090,500
1,700,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	1,916,750
375,000		Reliant Energy, Inc., Sr. Secd. Note, 6.75%, 12/15/2014	368,438
650,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	711,750
1,225,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	1,365,875
300,000	[1,2]	TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	319,500
1,775,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	1,877,063
275,000	[1,2]	Vineyard National Bancorp Co., Sr. Secd. Note, 5.875%, 11/1/2014	283,250
		TOTAL	13,875,181
		Utility - Natural Gas--4.3%
250,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	275,482
875,000		El Paso Corp., 6.75%, 5/15/2009	879,375
1,675,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,637,313
1,150,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,144,250
1,450,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	1,555,125
1,400,000	[1,2]	Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,372,000
575,000	[1,2]	Inergy LP, Sr. Note, 6.875%, 12/15/2014	562,063
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$250,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014	$250,000
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	993,938
650,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	665,005
1,800,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	2,127,046
375,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	417,245
1,125,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,344,375
1,325,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,497,250
775,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	885,438
		TOTAL	15,605,905
		Wireless Communications--2.1%
550,000	[3]	Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	434,500
200,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	212,000
475,000	[1,2]	New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	473,813
2,200,000		Nextel Communications, Inc., Sr. Note, 7.375%, 8/1/2015	2,387,000
1,050,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,073,625
475,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 6.535%, 12/15/2010	497,563
225,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	244,125
225,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	245,813
900,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	974,250
900,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	1,005,750
		TOTAL	7,548,439
		Wireline Communications--5.5%
3,400,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	4,441,250
931,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	991,515
1,300,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	1,371,500
350,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	360,500
700,000		Citizens Communications Co., 9.00%, 8/15/2031	721,000
750,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	729,375
350,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	392,438
1,575,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	1,769,906
500,000		Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011	481,250
3,925,000	[1,2]	Qwest Corp., Note, 9.125%, 3/15/2012	4,288,063
2,975,000		Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010	3,451,000
950,000	[1,2]	Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	938,125
		TOTAL	19,935,922
		TOTAL CORPORATE BONDS (IDENTIFIED COST $336,388,407)	340,912,006
		PREFERRED STOCKS--0.2%
		Media - Non-Cable--0.0%
42		Ziff Davis Media, Inc., PIK Pfd., Series E-1	29,085
		Retailers--0.2%
1,100		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	739,750
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,106,600)	768,835
		COMMON STOCKS & WARRANTS--0.3%
		Chemicals--0.0%
332	[4]	General Chemical Industrial Products, Inc.	64,083
192	[4]	General Chemical Industrial Products, Inc., Warrants	0
142	[4]	General Chemical Industrial Products, Inc., Warrants	0
		TOTAL	64,083
Shares or Principal Amount			Value
		COMMON STOCKS & WARRANTS--continued
		Consumer Products--0.0%
580	[1,4]	Sleepmaster LLC	$165,810
		Food & Beverage--0.1%
26,415		B&G Foods, Inc.	386,716
		Industrial - Other--0.1%
156,932	[1,4]	ACP Holdings Corp., Warrants	294,247
		Media - Cable--0.1%
2,922	[4]	NTL, Inc.	199,923
		Media - Non-Cable--0.0%
425	[1,4]	Advanstar, Inc., Warrants	9
850	[4]	XM Satellite Radio, Inc., Warrants	56,100
7,700	[4]	Ziff Davis Media, Inc., Warrants	770
		TOTAL	56,879
		Metals & Mining--0.0%
625	[1,4]	Republic Technologies International, Inc., Warrants	0
23,013	[4]	Royal Oak Mines, Inc.	35
		TOTAL	35
		Other--0.0%
71	[1,4]	CVC Claims Litigation LLC	0
		Packaging--0.0%
650	[1,4]	Pliant Corp., Warrants	6
15,500	[1,4]	Russell Stanley Holdings, Inc.	0
		TOTAL	6
		Paper--0.0%
450	[1,4]	MDP Acquisitions PLC, Warrants	9,225
		Wireline Communications--0.0%
7,366	[4]	Viatel Holding (Bermuda) Ltd.	516
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,766,162)	1,177,440
		REPURCHASE AGREEMENT--2.6%
$9,465,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $9,465,907 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value of $1,633,156,051 (AT AMORTIZED COST)	9,465,000
		TOTAL INVESTMENTS--98.6% (IDENTIFIED COST $354,643,851) [5]	355,234,689
		OTHER ASSETS AND LIABILITIES - NET--1.4%	4,916,295
		TOTAL NET ASSETS--100%	$360,150,984

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $64,933,981 which represents 18.0% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At June 30, 2005, these securities amounted to $64,406,351 which represents 17.9% of total net assets.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $355,640,656.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $354,643,851)		$355,234,689
Cash		954
Income receivable		7,188,385
Receivable for investments sold		170,069
Receivable for shares sold		102,839
TOTAL ASSETS		362,696,936
Liabilities:
Payable for investments purchased	$2,315,313
Payable for shares redeemed	189,921
Payable for distribution services fee (Note 5)	16,947
Accrued expenses	23,771
TOTAL LIABILITIES		2,545,952
Net assets for 47,831,794 shares outstanding		$360,150,984
Net Assets Consist of:
Paid-in capital		$418,279,359
Net unrealized appreciation of investments		590,838
Accumulated net realized loss on investments		(72,047,704)
Undistributed net investment income		13,328,491
TOTAL NET ASSETS		$360,150,984
Net Asset Value, Offering Price and Redemption Proceeds per Share
Primary Shares:
$275,320,266 ÷ 36,540,845 shares outstanding, no par value, unlimited shares authorized		$7.53
Service Shares:
$84,830,718 ÷ 11,290,949 shares outstanding, no par value, unlimited shares authorized		$7.51

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Interest		$15,293,648
Dividends		115,867
TOTAL INCOME		15,409,515
Expenses:
Investment adviser fee (Note 5)	$1,129,084
Administrative personnel and services fee (Note 5)	151,138
Custodian fees	10,818
Transfer and dividend disbursing agent fees and expenses	16,502
Directors'/Trustees' fees	1,943
Auditing fees	9,695
Legal fees	5,489
Portfolio accounting fees	65,869
Distribution services fee--Service Shares (Note 5)	115,350
Printing and postage	8,968
Insurance premiums	6,053
Miscellaneous	1,612
TOTAL EXPENSES	1,522,521
Waiver of administrative personnel and services fee (Note 5)	(7,744)
Net expenses		1,514,777
Net investment income		13,894,738
Realized and Unrealized Loss on Investments:
Net realized loss on investments		(22,036)
Net change in unrealized appreciation of investments		(14,608,924)
Net realized and unrealized loss on investments		(14,630,960)
Change in net assets resulting from operations		$(736,222)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,894,738	$29,135,413
Net realized gain (loss) on investments	(22,036)	6,625,639
Net change in unrealized appreciation/depreciation of investments	(14,608,924)	2,326,554
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(736,222)	38,087,606
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(23,215,135)	(22,381,790)
Service Shares	(7,623,657)	(6,562,870)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,838,792)	(28,944,660)
Share Transactions:
Proceeds from sale of shares	62,058,678	202,817,425
Net asset value of shares issued to shareholders in payment of distributions declared	29,554,191	28,944,654
Cost of shares redeemed	(122,554,437)	(240,052,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,941,568)	(8,290,810)
Change in net assets	(62,516,582)	852,136
Net Assets:
Beginning of period	422,667,566	421,815,430
End of period (including undistributed net investment income of $13,328,491 and $30,272,545, respectively)	$360,150,984	$422,667,566

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 0
Advanstar, Inc., Warrants	2/14/2001	34,923
CVC Claims Litigation LLC	3/26/1997-6/18/1997	590,616
MDP Acquisitions PLC, Warrants	9/23/2002	0
Pliant Corp., Warrants	5/25/2000	23,653
Republic Technologies International, Inc., Warrants	8/6/1999-12/28/2001	0
Russell Stanley Holdings, Inc.	2/5/1999-12/28/2001	1,250
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	763,088
Sleepmaster LLC	12/13/1999-3/7/2001	442,116

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	4,783,404	$37,312,015	12,097,970	$94,965,634
Shares issued to shareholders in payment of distributions declared	2,908,559	21,930,534	2,968,407	22,381,787
Shares redeemed	(9,073,405)	(71,339,927)	(17,698,451)	(137,581,096)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTION	(1,381,442)	$(12,097,378)	(2,632,074)	(20,233,675)

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,187,893	$24,746,663	13,728,648	$107,851,791
Shares issued to shareholders in payment of distributions declared	1,012,438	7,623,657	871,563	6,562,867
Shares redeemed	(6,561,035)	(51,214,510)	(13,190,577)	(102,471,793)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,360,704)	$(18,844,190)	1,409,634	$11,942,865
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,742,146)	$(30,941,568)	(1,222,440)	$(8,290,810)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $355,640,656. The net unrealized depreciation of investments for federal tax purposes was $405,967. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,355,581 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,761,548.

At December 31, 2004, the Fund had a capital loss carryforward of $68,687,129 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,658,794
2009	$ 27,754,606
2010	$32,328,794
2011	$ 5,944,935

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, FSC retained $18,053 of fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$55,748,052
Sales	$102,343,690

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004		2003		2002		2001	2000
Net Asset Value, Beginning of Period	$13.22		$11.59		$ 8.79		$11.38		$18.49	$27.64
Income from Investment Operations:
Net investment income	0.06		0.00	[1]	0.01	[2]	0.02		0.03 [2]	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.71)		1.63		2.79		(2.61)		(5.15)	(4.93)
TOTAL FROM INVESTMENT OPERATIONS	(0.65)		1.63		2.80		(2.59)		(5.12)	(4.88)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.99)	(4.27)
Net Asset Value, End of Period	$12.57		$13.22		$11.59		$ 8.79		$11.38	$18.49
Total Return [3]	(4.92)%		14.06%		31.85%		(22.76)%		(29.42)%	(22.61)%

Ratios to Average Net Assets:
Expenses	1.57	% [4]	1.57	% [5]	1.70	% [5]	1.50	% [5]	1.41%	1.28%
Net investment income	0.94	% [4]	0.03%		0.15%		0.26%		0.23%	0.17%
Expense waiver/reimbursement [6]	0.05	% [4]	0.05%		0.05%		0.10%		0.10%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,161		$53,093		$45,924		$37,488		$60,632	$98,180
Portfolio turnover	64%		87%		193%		103%		206%	262%

1 Amount represents less than $0.01.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.57%, 1.70%, and 1.50% for the years ended December 31, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$ 950.80	$7.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.01	$7.85

1 Expenses are equal to the Fund's annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	30.1%
Japan	17.7%
Switzerland	11.6%
Germany	10.3%
France	8.3%
Netherlands	5.2%
Canada	2.8%
Denmark	1.7%
Hong Kong	1.4%
Greece	1.3%
Australia	1.2%
Spain	1.2%
Taiwan	1.1%
Mexico	1.1%
United States	1.0%
Italy	1.0%
Hungary	0.7%
Cash Equivalents [2]	2.9%
Other Assets and Liabilities--Net [3]	(0.6)%
TOTAL	100.0%

At June 30, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	18.2%
Healthcare	16.2%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	10.7%
Information Technology	9.4%
Materials	8.9%
Telecommunication Services	8.0%
Energy	4.0%
Cash Equivalents [2]	2.9%
Other Assets and Liabilities--Net [3]	(0.6)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

4 Except for Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.2%
		AUSTRALIA--1.2%
		Transportation--1.2%
60,560		Toll Holdings Ltd.	$599,836
		CANADA--2.8%
		Materials--2.8%
30,400	[1]	Glamis Gold Ltd.	523,184
56,700		Placer Dome, Inc.	872,046
		TOTAL CANADA	1,395,230
		DENMARK--1.7%
		Healthcare Equipment & Services--1.7%
77,300		GN Store Nord AS	873,505
		FRANCE--8.3%
		Banks--1.3%
9,340		BNP Paribas SA	638,567
		Energy--1.3%
14,600		Technip SA	678,848
		Insurance--1.7%
34,300		AXA	853,022
		Pharmaceuticals & Biotechnology--2.9%
17,600		Sanofi-Aventis	1,440,887
		Telecommunication Services--1.1%
18,400		France Telecommunications	534,554
		TOTAL FRANCE	4,145,878
		GERMANY, FEDERAL REPUBLIC OF--8.8%
		Automobiles & Components--1.3%
14,690		Bayerische Motoren Werke AG	668,376
		Capital Goods--3.4%
23,700		Siemens AG	1,722,933
		Food & Staples Retailing--1.0%
10,100		Metro AG	499,951
		Insurance--1.2%
5,210		Allianz AG Holding	596,373
		Software & Services--1.9%
5,400		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	937,973
		TOTAL GERMANY, FEDERAL REPUBLIC OF	4,425,606
		GREECE--1.3%
		Telecommunication Services--1.3%
33,360		Hellenic Telecommunication Organization SA	643,598
		HONG KONG--1.4%
		Real Estate--1.4%
72,000		Sun Hung Kai Properties	708,227
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		HUNGARY--0.7%
		Telecommunication Services--0.7%
84,800		Magyar Telekom	$360,994
		ITALY--1.0%
		Consumer Durables & Apparel--1.0%
43,200		Bulgari SPA	482,552
		JAPAN--17.7%
		Automobiles & Components--1.8%
25,200		Toyota Motor Corp.	900,961
		Banks--3.4%
116		Mitsubishi Tokyo Financial Group, Inc.	979,196
161		Mizuho Financial Group, Inc.	725,046
		TOTAL	1,704,242
		Consumer Durables & Apparel--1.9%
62,000		Sharp Corp.	965,094
		Food Beverage & Tobacco--1.6%
15,400		Itoen Ltd.	789,543
		Materials--2.8%
29,700		Japan Synth Rubber	622,560
174,000		Sumitomo Chemical Co.	796,515
		TOTAL	1,419,075
		Pharmaceuticals & Biotechnology--2.7%
17,100		Astellas Pharma, Inc.	583,560
15,400		Takeda Pharmaceutical Co. Ltd.	761,406
		TOTAL	1,344,966
		Semiconductors & Semiconductor Equipment--1.0%
6,600		Advantest Corp.	483,763
		Technology Hardware & Equipment--2.5%
5,700		Hoya Corp.	654,808
153,000		Toshiba Corp.	606,288
		TOTAL	1,261,096
		TOTAL JAPAN	8,868,740
		MEXICO--1.1%
		Food Beverage & Tobacco--1.1%
8,900		Fomento Economico Mexicano, SA de C.V., ADR	530,173
		NETHERLANDS--5.2%
		Banks--1.4%
27,900		ABN AMRO Holdings NV	685,079
		Diversified Financials--1.2%
21,860		ING Groep N.V.	614,999
		Semiconductors & Semiconductor Equipment--1.2%
38,800	[1]	ASM Lithography Holding NV	606,529
		Transportation--1.4%
27,890		TNT NV	706,200
		TOTAL NETHERLANDS	2,612,807
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SPAIN--1.2%
		Energy--1.2%
23,000		Repsol YPF SA	$585,446
		SWITZERLAND--11.6%
		Diversified Financials--2.1%
13,780		UBS AG	1,072,407
		Food Beverage & Tobacco--1.3%
2,500		Nestle SA	638,904
		Materials--1.4%
12,400		Lonza AG	684,662
		Pharmaceuticals & Biotechnology--6.8%
40,780		Novartis AG	1,936,925
11,900		Roche Holding AG	1,500,703
		TOTAL	3,437,628
		TOTAL SWITZERLAND	5,833,601
		TAIWAN, PROVINCE OF CHINA--1.1%
		Semiconductors & Semiconductor Equipment--1.1%
714,000	[1]	Nanya Technology Corp.	552,283
		UNITED KINGDOM--30.1%
		Banks--3.0%
59,800		Lloyds TSB Group PLC	505,473
33,070		Royal Bank of Scotland PLC, Edinburgh	995,868
		TOTAL	1,501,341
		Capital Goods--2.7%
168,130		BAE Systems PLC	860,671
30,000		Smiths Industries	493,356
		TOTAL	1,354,027
		Commercial Services & Supplies--2.8%
92,080		Capita Group PLC	604,887
336,200		Hays PLC	776,893
		TOTAL	1,381,780
		Consumer Services--0.7%
29,700		InterContinental Hotels Group PLC	374,889
		Diversified Financials--1.5%
124,800		Amvescap PLC	740,281
		Energy--1.5%
73,400		BP PLC	763,266
		Food & Staples Retailing--1.8%
154,600		Tesco PLC	880,592
		Food Beverage & Tobacco--2.1%
73,000		Diageo PLC	1,072,687
		Household & Personal Products--1.8%
31,450		Reckitt Benckiser PLC	924,059
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		UNITED KINGDOM--continued
		Materials--1.9%
31,560		Rio Tinto PLC	$960,884
		Media--1.6%
355,420		ITV PLC	781,994
		Pharmaceuticals & Biotechnology--2.1%
43,100		GlaxoSmithKline PLC	1,039,901
		Semiconductors & Semiconductor Equipment--0.7%
178,200		ARM Holdings PLC	360,085
		Software & Services--1.0%
19,400	[1]	Amdocs Ltd.	512,742
		Telecommunication Services--4.9%
1,019,218		Vodafone Group PLC	2,476,600
		TOTAL UNITED KINGDOM	15,125,128
		UNITED STATES--1.0%
		Media--1.0%
28,850		News Corp., Inc.	486,411
		TOTAL COMMON STOCKS (IDENTIFIED COST $45,264,077)	48,230,015
		PREFERRED STOCKS--1.5%
		GERMANY, FEDERAL REPUBLIC OF--1.5%
		Media--1.5%
44,300		ProSieben Sat.1 Media AG, Preference, 0.30 Annual Dividend (IDENTIFIED COST $786,362)	760,490
		REPURCHASE AGREEMENT--2.9%
$1,481,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $1,481,142 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051 (AT AMORTIZED COST)	1,481,000
		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $47,531,439) [2]	50,471,505
		OTHER ASSETS AND LIABILITIES - NET--(0.6)%	(310,850)
		TOTAL NET ASSETS--100%	$50,160,655

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $47,531,439.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $47,531,439)		$50,471,505
Cash		161
Cash denominated in foreign currencies (identified cost $208,330)		209,470
Income receivable		111,108
Receivable for investments sold		508,020
Receivable for shares sold		51,360
TOTAL ASSETS		51,351,624
Liabilities:
Payable for investments purchased	$1,128,247
Payable for shares redeemed	32,756
Accrued expenses	29,966
TOTAL LIABILITIES		1,190,969
Net assets for 3,990,465 shares outstanding		$50,160,655
Net Assets Consist of:
Paid-in capital		$72,134,116
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,939,940
Accumulated net realized loss on investments and foreign currency transactions		(25,154,631)
Undistributed net investment income		241,230
TOTAL NET ASSETS		$50,160,655
Net Asset Value, Offering Price, and Redemption Proceeds per Share:
$50,160,655 ÷ 3,990,465 shares outstanding, no par value, unlimited shares authorized		$12.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $88,584)		$628,844
Interest		13,092
TOTAL INCOME		641,936
Expenses:
Investment adviser fee (Note 5)	$255,495
Administrative personnel and services fee (Note 5)	74,384
Custodian fees	17,444
Transfer and dividend disbursing agent fees and expenses	7,855
Directors'/Trustees' fees	580
Auditing fees	12,130
Legal fees	4,103
Portfolio accounting fees	23,319
Printing and postage	12,594
Insurance premiums	4,090
Interest expense	19
Miscellaneous	834
TOTAL EXPENSES	412,847
Waiver of administrative personnel and services fee (Note 5)	(12,141)
Net expenses		400,706
Net investment income		241,230
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		4,498,219
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(7,371,483)
Net realized and unrealized loss on investments and foreign currency transactions		(2,873,264)
Change in net assets resulting from operations		$(2,632,034)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$241,230	$15,033
Net realized gain on investments and foreign currency transactions	4,498,219	4,537,766
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,371,483)	1,956,463
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,632,034)	6,509,262
Share Transactions:
Proceeds from sale of shares	8,152,141	17,525,821
Cost of shares redeemed	(8,452,102)	(16,866,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(299,961)	658,926
Change in net assets	(2,931,995)	7,168,188
Net Assets:
Beginning of period	53,092,650	45,924,462
End of period (including undistributed net investment income of $241,230 and $0, respectively)	$50,160,655	$53,092,650

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2005	Year Ended 12/31/2004
Shares sold	634,293	1,467,430
Shares redeemed	(660,811)	(1,412,811)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,518)	54,619

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $47,531,439. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $2,940,066. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,888,503 and net unrealized depreciation from investments for those securities having an excess of cost over value of $948,437.

At December 31, 2004, the Fund had a capital loss carryforward of $29,455,125 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 17,531,854
2010	$11,923,271

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federal Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$32,326,246
Sales	$32,327,116

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2005, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Financials	18.2%
Healthcare	16.2%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	10.7%
Information Technology	9.4%
Materials	8.9%
Telecommunication Services	8.0%
Energy	4.0%

8. LINE OF CREDIT

The Fund, along with Federated World Investment Series, Inc. and Federated International Series, Inc., has entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of June 30, 2005, there were no outstanding loans. During the six months ended June 30, 2005, the maximum outstanding borrowing was $358,000. The Fund had an average outstanding daily balance of $150,000 with a high and low interest rate of 3.38% and 3.00%, respectively, representing only the days the LOC was utilized. Interest expense totaled $19 for the six months ended June 30, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916603

G00433-06 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,				Period Ended
	6/30/2005		2004		2003		12/31/2002	[1]
Net Asset Value, Beginning of Period	$13.07		$11.40		$ 8.16		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.07	) [2]	(0.10	) [2]	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05		1.74		3.34		(1.84)
TOTAL FROM INVESTMENT OPERATIONS	0.02		1.67		3.24		(1.84)
Less Distributions:
Distributions from realized gain on investments and foreign currency transactions	(0.02)		(0.0007)		--		--
Net Asset Value, End of Period	$13.07		$13.07		$11.40		$ 8.16
Total Return [3]	0.13%		14.66%		39.71%		(18.40)%

Ratios to Average Net Assets:
Expenses	1.50	% [4]	1.50%		1.50%		1.50	% [4]
Net investment income (loss)	(0.57	)% [4]	(0.63)%		(0.98)%		(1.02	)% [4]
Expense waiver/reimbursement [5]	0.59	% [4]	1.04%		5.14%		95.85	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,018		$17,940		$5,741		$651
Portfolio turnover	30%		77%		38%		19%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2005		Year Ended 12/31/2004		Period Ended 12/31/2003	[1]
Net Asset Value, Beginning of Period	$13.05		$11.40		$ 8.46
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.11	) [2]	(0.08	) [2]
Net realized and unrealized gain on investments and foreign currency transactions	0.04		1.76		3.02
TOTAL FROM INVESTMENT OPERATIONS	0.00		1.65		2.94
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.02)		(0.0007)		--
Net Asset Value, End of Period	$13.03		$13.05		$11.40
Total Return [3]	(0.02)%		14.48%		34.75%

Ratios to Average Net Assets:
Expenses	1.75	% [4]	1.75%		1.75	% [4]
Net investment income (loss)	(0.82	)% [4]	(0.90)%		(1.16	)% [4]
Expense waiver/reimbursement [5]	0.59	% [4]	1.04%		5.14	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$43,309		$37,120		$14,575
Portfolio turnover	30%		77%		38	% [6]

1 Reflects operations for the period from May 1, 2003 (date of initial public investment) to December 31, 2003.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,001.30	$7.44
Service Shares	$1,000	$ 999.80	$8.68
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.36	$7.50
Service Shares	$1,000	$1,016.12	$8.75

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized expense ratios are as follows:

Primary Shares	1.50%
Service Shares	1.75%

Portfolio of Investments Summary Table

At June 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	20.5%
Healthcare	16.2%
Information Technology	16.0%
Financials	14.4%
Industrials	13.6%
Energy	3.5%
Consumer Staples	2.0%
Telecommunication Services	1.9%
Materials	0.9%
Utilities	0.5%
Other Securities [2]	0.9%
Securities Lending Collateral [3]	5.0%
Cash Equivalents [4]	9.8%
Other Assets and Liabilities--Net [5]	(5.2)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other securities include corporate bonds and corporate notes.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--88.9%
		Consumer Discretionary--20.5%
5,900	[1]	1-800-FLOWERS.COM, Inc.	$41,536
51,100	[1]	Advance Auto Parts, Inc.	3,298,505
9,000	[1]	Bed Bath & Beyond, Inc.	376,020
2,595		Bharat Forge Ltd.	86,424
3,700	[1,2]	Brillian Corp.	9,731
1,300		Carnival Corp.	70,915
1,800		Centex Corp.	127,206
17,900	[1]	Central European Media Enterprises Ltd., Class A	866,002
17,500	[1]	Clear Media Ltd.	15,186
1,400	[1]	Concorde Career Colleges, Inc.	19,110
4,000	[1]	DSW, Inc., Class A	99,800
17,900	[1,2]	Dick's Sporting Goods, Inc.	690,761
6,800		Dollar General Corp.	138,448
9,000		Domino's Pizza, Inc.	200,340
16,000	[1]	Earle M. Jorgensen Co.	128,800
9,000	[1]	Educate, Inc.	127,350
3,700	[1]	GSI Commerce, Inc.	61,975
4,200	[1,2]	Garmin Ltd.	179,550
3,000	[1]	Hot Topic, Inc.	57,360
8,500	[1,2]	IAC Interactive Corp.	204,425
89,700		J.D. Wetherspoon PLC	425,729
9,000	[1]	Kohl's Corp.	503,190
8,500	[1]	Lamar Advertising Co.	363,545
1,961	[1]	Liberty Global, Inc., Class A	91,520
3,300	[1]	Lodgenet Entertainment	54,747
7,800	[1]	New York & Company	164,268
9,000		Orient-Express Hotel Ltd.	285,030
16,760	[1]	PETCO Animal Supplies, Inc.	491,403
1,600	[1]	Pantaloon Retail India Ltd.	50,501
72,600		PETsMART, Inc.	2,203,410
4,400	[1]	Premiere AG	152,285
9,000	[1]	Prestige Brands Holdings, Inc.	175,500
250		SKY Perfect Communications, Inc.	187,865
2,000		Speedway Motorsports, Inc.	73,120
3,400	[1]	Stamps.com, Inc.	63,750
2,800	[1,3]	Submarino SA	41,664
6,300	[1]	Texas Roadhouse, Inc.	218,925
7,200	[1]	Timberland Co., Class A	278,784
2,200	[1]	TomTom NV	48,295
1,800		USS Co. Ltd.	115,049
9,900	[1]	Williams-Sonoma, Inc.	391,743
6,800	[2]	Winnebago Industries, Inc.	222,700
		TOTAL	13,402,467
Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--2.0%
17,900	[1]	Dean Foods Co.	$630,796
10,400	[1]	Shoppers Drug Mart Corp.	360,757
3,580	[1]	TreeHouse Foods, Inc.	102,066
1,600		Whole Foods Market, Inc.	189,280
		TOTAL	1,282,899
		Energy--3.5%
2,900	[2]	Arch Coal, Inc.	157,963
3,100		ENSCO International, Inc.	110,825
4,500		Kinder Morgan, Inc.	374,400
6,400	[1]	Nabors Industries Ltd.	387,968
1,600		Noble Corp.	98,416
4,800		Peabody Energy Corp.	249,792
1,500	[1]	Oceaneering International, Inc.	57,975
700	[1]	Oil States International, Inc.	17,619
7,100	[1]	The Houston Exploration Co.	376,655
7,300	[1]	Todco, Class A	187,391
1,800	[1]	Transocean Sedco Forex, Inc.	97,146
8,800	[1,2]	Willbros. Group, Inc.	126,016
		TOTAL	2,242,166
		Financials--14.2%
20,100		3i Group	243,467
21,100		Advance America Cash Advance, Inc.	337,600
4,300	[1,2]	Assurant, Inc.	155,230
18,100		Axis Capital Holdings Ltd.	512,230
35,900	[1]	CB Richard Ellis Services	1,574,574
5,800		Calamos Asset Management, Inc.	157,992
9,400		Capital One Financial Corp.	752,094
8,400		Endurance Specialty Holdings Ltd.	317,688
1,600		Global Signal, Inc.	60,240
1,300		IndyMac Bancorp, Inc.	52,949
3,000	[1]	KKR Financial Corp.	75,000
22,300	[1,2]	Labranche & Co. Inc.	140,490
900	[1,2]	Markel Corp.	305,100
26,000		Nuveen Investments, Class A	978,120
7,700	[1]	Philadelphia Consolidated Holding Corp.	652,652
3,300	[1]	RHJ International	77,873
1,700		SFCG Co. Ltd.	396,547
125,900		Shinsei Bank Ltd.	675,634
6,600		St. Joe Co.	538,164
6,900		State Bank of India	108,243
2,500		U-Store-It Trust	47,625
900		White Mountains Insurance Group, Inc.	567,810
17,100		Willis Group Holdings Ltd.	559,512
		TOTAL	9,286,834
Shares			Value
		COMMON STOCKS--continued
		Healthcare--16.2%
3,200	[1]	ATS Medical, Inc.	$11,168
700	[1]	Adeza Biomedical Corp.	11,886
7,100	[1,2]	Alexion Pharmaceuticals, Inc.	163,584
9,900	[1]	Alkermes, Inc.	130,878
8,100		Allergan, Inc.	690,444
15,200	[1]	Amylin Pharmaceuticals, Inc.	318,136
9,000	[1]	Anika Therapeutics, Inc.	103,410
5,700	[1]	Arena Pharmaceuticals, Inc.	38,874
2,400	[1,2]	Arthrocare Corp.	83,856
8,500	[1]	Aspect Medical Systems, Inc.	252,790
2,900	[1]	Auxilium Pharmaceutical, Inc.	13,833
19,293	[1]	Avigen, Inc.	59,808
8,500	[1]	Bioenvision, Inc.	61,880
800	[1]	Biosite Diagnostics, Inc.	43,992
800		Cardinal Health, Inc.	46,064
8,550	[1]	Caremark Rx, Inc.	380,646
6,808	[1]	Charles River Laboratories International, Inc.	328,486
4,200	[1,2]	Chindex International, Inc.	18,648
28,100	[1,2]	Conceptus, Inc.	158,765
25,900	[1,2]	Cubist Pharmaceuticals, Inc.	341,103
7,380	[1]	Curon Medical, Inc.	5,019
11,700	[1]	Cypress Biosciences, Inc.	154,440
39,900	[1]	Cytyc Corp.	880,194
13,900	[1]	Digirad Corp.	74,504
33,100	[1,2]	Dyax Corp.	156,232
8,300	[1]	Dynavax Technologies Corp.	39,840
55,100	[1]	Endologix, Inc.	248,501
17,900	[1]	Eyetech Pharmaceuticals, Inc.	226,256
100	[1]	Genaera Corp.	170
3,100	[1,2]	I-Flow Corp.	51,584
22,450	[1]	INAMED Corp.	1,503,477
23,432	[1]	Illumina, Inc.	282,824
6,100	[1]	Immunicon Corp.	30,927
8,000	[1,2]	Incyte Genomics, Inc.	57,200
31,300	[1,2]	Isis Pharmaceuticals, Inc.	122,383
9,300	[1]	Kosan Biosciences, Inc.	49,104
14,400	[1,2]	Kyphon, Inc.	500,976
8,700	[1]	NMT Medical, Inc.	87,000
12,300	[1]	Nektar Therapeutics	207,132
5,700	[1,2]	Neurochem, Inc.	57,285
700	[1,2]	Neurocrine Biosciences, Inc.	29,442
500	[1]	Neurometrix, Inc.	10,015
11,800	[1]	Nicox	54,631
6,300	[1]	Northfield Laboratories, Inc.	90,153
2,600	[1]	Omnicell, Inc.	22,880
1,700	[1]	Onyx Pharmaceuticals, Inc.	40,596
8,300		Pfizer, Inc.	228,914
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
19,100	[1,2]	Pharmacyclics, Inc.	$143,441
2,500	[1]	Point Therapeutics, Inc.	10,300
7,200	[1]	Progenics Pharmaceuticals, Inc.	150,192
1,400	[1,2]	Rita Medical Systems, Inc.	4,480
900	[1]	Sangamo BioSciences, Inc.	3,213
800	[1]	Santarus, Inc.	3,280
22,400		Schering Plough Corp.	426,944
1,400	[1]	Symbion, Inc.	33,390
1,100	[1,2]	Syneron Medical Ltd.	40,249
17,900	[1,2]	United Surgical Partners International, Inc.	932,232
4,000		UnitedHealth Group, Inc.	208,560
2,500	[1]	VCA Antech, Inc.	60,625
7,800	[1]	Vasogen, Inc.	38,298
9,800	[1]	Vical, Inc.	47,824
3,787	[1,2]	Xcyte Therapies, Inc.	2,727
		TOTAL	10,575,685
		Industrials--13.6%
23,600	[1]	ABX Air, Inc.	192,340
3,196		Bharat Heavy Electricals Ltd.	63,528
16,100		CNF Transportation, Inc.	722,890
26,900		Cendant Corp.	601,753
21,500		Chicago Bridge & Iron Co., N.V.	491,490
6,700	[1]	CoStar Group, Inc.	292,120
1,700	[1]	Commercial Vehicle Group, Inc.	30,175
14,300		Cummins, Inc.	1,066,923
3,300	[2]	DRS Technologies, Inc.	169,224
26,900		Deutsche Post AG	628,101
9,000		Expeditors International Washington, Inc.	448,290
9,000		FedEx Corp.	729,090
8,050		Forward Air Corp.	227,574
12,700	[1]	Interline Brands, Inc.	251,460
500		Jet Airways (India) Ltd.	14,518
7,600	[1]	Kansas City Southern Industries, Inc.	153,368
2,005		Kuehne & Nagel International AG	424,541
700		Larsen & Toubro Ltd.	18,258
4,800		Masco Corp.	152,448
10,700	[1,2]	NuCo2, Inc.	274,669
3,800		Overnite Corp.	163,324
19,600		Rinker Group Ltd.	206,913
6,700	[1,2]	Ryanair Holdings PLC, ADR	300,428
13,500		Ryder Systems, Inc.	494,100
8,800		Simpson Manufacturing Co., Inc.	268,840
7,200		United Parcel Service, Inc.	497,952
		TOTAL	8,884,317
Shares			Value
		COMMON STOCKS--continued
		Information Technology--16.0%
2,600	[1]	ATI Technologies, Inc.	$30,770
13,000		Adtran, Inc.	322,270
10,800	[1,2]	Affiliated Computer Services, Inc., Class A	551,880
8,900	[1,2]	Altiris, Inc.	130,652
7,200	[1]	Amdocs Ltd.	190,296
6,300	[1]	Autodesk, Inc.	216,531
8,500	[1,2]	Blackboard Inc.	203,320
1,000	[1]	Broadcom Corp.	35,510
24,500	[1]	CSR PLC	169,026
10,600	[1]	Check Point Software Technologies Ltd.	209,880
22,200	[1]	Cirrus Logic, Inc.	117,882
7,200	[1]	Cogent, Inc.	205,560
2,700	[1]	Cognos, Inc.	92,178
9,000	[1]	Comverse Technology, Inc.	212,850
17,200	[1]	Dolby Laboratories, Class A	379,432
6,000	[1]	Filenet Corp.	150,840
900	[1]	Google Inc.	264,735
7,100	[1]	Homestore.com, Inc.	14,413
8,000	[1]	Hyperion Solutions Corp.	321,920
8,500	[1,2]	Infocrossing, Inc.	105,995
9,000		Infosys Technologies Ltd.	486,944
4,900	[1]	Intrado, Inc.	73,304
2,000	[1]	Iron Mountain, Inc.	62,040
14,600	[1]	Komag, Inc.	414,202
1,500	[1]	LeCroy Corp.	20,625
15,200	[1]	M-Systems Flash Disk Pioneers Ltd.	291,384
53,000	[1]	MEMC Electronic Materials	835,810
2,700	[1]	Macromedia, Inc.	103,194
39,600	[1,2]	Magma Design Automation	331,056
14,300	[1]	Microsemi Corp.	268,840
5,700		Microsoft Corp.	141,588
6,100	[1,2]	Mobility Electronics, Inc.	55,815
19,700	[1]	NAVTEQ Corp.	732,446
23,400	[1]	NIC, Inc.	108,108
6,700	[1]	NetIQ Corp.	76,045
16,000	[1]	Online Resources Corp.	180,960
16,900	[1]	Oracle Corp.	223,080
8,200	[1,2]	Portalplayer, Inc.	170,724
8,000	[1]	PowerDsine Ltd.	80,000
13,100	[1]	Quest Software, Inc.	178,553
9,400	[1]	S1 Corp.	44,274
1,700	[1]	SI International, Inc.	50,932
7,300	[1]	SSA Global Technologies, Inc.	87,600
1,400	[1]	Sandisk Corp.	33,222
4,100		Satyam Computer Services Ltd., ADR	106,600
19,600	[1]	Seagate Technology Holdings	343,980
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
13,500	[1]	Sigmatel Inc.	$231,660
9,900	[1]	TNS, Inc.	231,363
4,500	[1]	Tata Consultancy Services Ltd.	139,932
7,300	[1]	Ultratech Stepper, Inc.	133,590
3,600	[1]	ValueClick, Inc.	44,388
4,800	[1,2]	Visual Networks, Inc.	7,392
5,100	[1]	Xyratex Ltd.	79,101
10,200	[1]	eCollege.com	121,380
		TOTAL	10,416,072
		Materials--0.8%
800	[1]	Celanese Corp.	12,712
3,361		Cemex S.A. de C.V., ADR	142,574
160,000		China Metal International Ho	49,414
2,200	[1]	Frutarom	14,300
5,100		Frutarom, GDR	33,150
206,000	[1]	Lee & Man Paper Manufacturing Ltd.	174,321
3,000		Newmont Mining Corp.	117,090
		TOTAL	543,561
		Telecommunication Services--1.6%
50,700	[1]	Bharti Televentures	283,005
2,200	[1,2]	China Netcom Group Corp. (Hong Kong) Ltd., ADR	63,800
3,000	[1]	NeuStar, Inc., Class A	76,800
100		PT Telekomunikasi Indonesia, Class CS, ADR	2,085
40,000		Singapore Telecom Ltd.	65,724
9,300	[1]	Syniverse Holdings, Inc.	130,200
35,900	[1]	Time Warner Telecom, Inc.	212,528
5,400	[1]	Western Wireless Corp., Class A	228,420
		TOTAL	1,062,562
		Utilities--0.5%
730,600	[1]	China Power International Development Ltd.	246,792
58,000	[1]	China Shenhua Energy Co. Ltd.	55,977
600		Consolidated Water Co.	23,268
12,000	[1]	National Thermal Power Corp. Ltd.	22,924
		TOTAL	348,961
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,145,909)	58,045,524
		CORPORATE BONDS--0.9%
		Consumer Discretionary--0.3%
225,000		Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011	174,656
		Consumer Staples--0.0%
23,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	23,891
		Industrials--0.2%
130,000		School Specialty, Inc., Conv. Sub. Note, 3.75%, 8/1/2023	154,341
		Information Technology--0.4%
200,000		BearingPoint, Inc., Conv. Sub. Deb., 5.00%, 4/15/2025	258,678
		TOTAL CORPORATE BONDS (IDENTIFIED COST $614,447)	611,566
Principal Amount or Shares			Value
		CORPORATE NOTES--0.0%
		Consumer Discretionary--0.0%
$42,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025 (IDENTIFIED COST $42,000)	$47,057
		PREFERRED STOCKS--0.6%
		Financials--0.2%
2,400		Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC	87,240
		Information Technology--0.0%
100		Marchex, Inc., Conv. Pfd., $12.00, Annual Dividend	17,700
		Materials--0.1%
2,600		Celanese Corp., Conv. Pfd., $1.06, Annual Dividend	63,700
		Telecommunication Services--0.3%
4,500		Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend	217,688
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $373,566)	386,328
		REPURCHASE AGREEMENTS--14.8%
$6,419,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005, to be repurchased at $6,419,615 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051	6,419,000
3,237,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., 3.45%, dated 6/30/2005, to be repurchased at $3,237,310 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $1,536,735,046 (held as collateral for securities lending)	3,237,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	9,656,000
		TOTAL INVESTMENTS--105.2% (IDENTIFIED COST $60,831,922) [4]	68,746,475
		OTHER ASSETS AND LIABILITIES - NET--(5.2)%	(3,419,437)
		TOTAL NET ASSETS--100%	$65,327,038

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, this security amounted to $41,664 which represents 0.1% of total net assets.

4 The cost of investments for federal tax purposes amounts to $60,831,922.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities	$59,090,475
Investments in repurchase agreements	9,656,000
Total investments in securities, at value including $3,141,173 of securities loaned (identified cost $60,831,922)		$68,746,475
Cash denominated in foreign currencies (identified cost $5,205)		5,121
Cash		290,790
Income receivable		26,987
Receivable for investments sold		558,882
Receivable for shares sold		47,857
Receivable for foreign currency exchange contracts		1,281
TOTAL ASSETS		69,677,393
Liabilities:
Payable for investments purchased	1,024,799
Payable for shares redeemed	32,158
Payable for collateral due to broker	3,237,000
Payable for foreign currency exchange contracts	1,178
Payable for distribution services fee (Note 5)	8,654
Accrued expenses	46,566
TOTAL LIABILITIES		4,350,355
Net assets for 5,008,815 shares outstanding		$65,327,038
Net Assets Consist of:
Paid-in capital		$57,158,791
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		7,914,471
Accumulated net realized gain on investments and foreign currency transactions		525,768
Accumulated net investment income (loss)		(271,992)
TOTAL NET ASSETS		$65,327,038
Net Asset Value, Offering Price, and Redemption Proceeds per Share
Primary Shares:
$22,018,378 ÷ 1,684,462 shares outstanding, no par value, unlimited shares authorized		$13.07
Service Shares:
$43,308,660 ÷ 3,324,353 shares outstanding, no par value, unlimited shares authorized		$13.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $4,163)			$191,687
Interest (including income on securities loaned of $8,892)			78,486
TOTAL INCOME			270,173
Expenses:
Investment adviser fee (Note 5)		$412,014
Administrative personnel and services fee (Note 5)		94,192
Custodian fees		19,666
Transfer and dividend disbursing agent fees and expenses		14,877
Directors'/Trustees' fees		628
Auditing fees		11,740
Legal fees		4,323
Portfolio accounting fees		37,924
Distribution services fee--Service Shares (Note 5)		48,126
Printing and postage		4,072
Insurance premiums		4,809
Miscellaneous		683
TOTAL EXPENSES		653,054
Waivers (Note 5):
Waiver of investment adviser fee	$(152,751)
Waiver of administrative personnel and services fee	(17,062)
TOTAL WAIVERS		(169,813)
Net expenses			483,241
Net investment income (loss)			(213,068)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $5,173)			624,887
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(86,245)
Net realized and unrealized gain on investments and foreign currency transactions			538,642
Change in net assets resulting from operations			$325,574

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(213,068)	$(286,956)
Net realized gain (loss) on investments and foreign currency transactions	624,887	(29,112)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(86,245)	6,507,373
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	325,574	6,191,305
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Primary Shares	(25,544)	(404)
Service Shares	(51,425)	(1,151)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,969)	(1,555)
Share Transactions:
Proceeds from sale of shares	13,611,638	34,187,245
Net asset value of shares issued to shareholders in payment of distributions declared	65,543	1,555
Cost of shares redeemed	(3,658,823)	(5,634,249)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,018,358	28,554,551
Change in net assets	10,266,963	34,744,301
Net Assets:
Beginning of period	55,060,075	20,315,774
End of period (including accumulated net investment income (loss) of $(271,992) and $(58,924), respectively)	$65,327,038	$55,060,075

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,141,173	$3,237,000

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/1/2005	48,375 Australian Dollar	$ 36,837	$ 36,823	$ (14)
7/1/2005	24,295 Euro Dollar	$ 29,348	$ 29,400	$ 52
7/1/2005	22,239,691 Japanese Yen	$201,684	$200,520	$(1,164)
Contracts Sold:
7/1/2005	115,974 Pound Sterling	$209,020	$207,791	$ 1,229
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 103

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	405,577	$5,116,148	1,001,519	$11,671,070
Shares issued to shareholders in payment of distributions declared	1,120	14,118	35	404
Shares redeemed	(94,368)	(1,195,896)	(132,837)	(1,552,360)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	312,329	$3,934,370	868,717	$10,119,114

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	672,833	$8,495,490	1,922,028	$22,516,175
Shares issued to shareholders in payment of distributions declared	4,091	51,425	101	1,151
Shares redeemed	(197,671)	(2,462,927)	(355,155)	(4,081,889)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	479,253	$6,083,988	1,566,974	$18,435,437
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	791,582	$10,018,358	2,435,691	$28,554,551

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $60,831,922. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $7,914,553. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,935,597, and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,021,044.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 1.425%. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2005, Primary Shares did not incur a distribution services fee. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund's Primary Shares and Service Shares did not incur a shareholder service fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005 were as follows:

Purchases	$26,737,623
Sales	$15,773,565

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and sub-advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's and sub-adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and sub-adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II

(formerly, Federated Growth Strategies Fund II)

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$21.02		$18.22		$13.00		$17.65		$23.15		$30.88
Income From Investment Operations:
Net investment income (loss)	(0.06)		--		--		--		(0.03	) [1]	(0.10)
Net realized and unrealized gain (loss) on investments	0.66		2.80		5.22		(4.65)		(5.15)		(5.32)
TOTAL FROM INVESTMENT OPERATIONS	0.60		2.80		5.22		(4.65)		(5.18)		(5.42)
Less Distributions:
Distributions from net realized gain on investments	--		--		--		--		(0.32)		(2.31)
TOTAL DISTRIBUTIONS	--		--		--		--		(0.32)		(2.31)
Net Asset Value, End of Period	$21.62		$21.02		$18.22		$13.00		$17.65		$23.15
Total Return [2]	2.85%		15.37%		40.15	% [3]	(26.35)%		(22.38)%		(19.91)%

Ratios to Average Net Assets:
Expenses	1.20	% [4,5]	1.17	% [5]	1.23	% [5]	1.07	% [5]	0.90%		0.86%
Net investment income (loss)	(0.52	)% [4]	(0.42)%		(0.72)%		(0.32)%		(0.15)%		(0.39)%
Expense waiver/reimbursement [6]	0.04	% [4]	0.04%		0.01%		0.01%		0.07%		0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,837		$62,563		$64,269		$53,367		$96,126		$132,351
Portfolio turnover	68%		148%		173%		194%		219%		128%

1 Per share amount is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund received payments from the Adviser for certain losses on investments. This increased the total return by 0.07%.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2005 and for the years ended December 31, 2004, 2003, and 2002 are 1.18%, 1.16%, 1.20%, and 1.06%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,028.50	$6.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.84	$6.01

1 Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2005, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Discretionary	22.8%
Information Technology	21.0%
Healthcare	17.5%
Energy	10.1%
Industrials	9.1%
Financials	8.1%
Utilities	2.8%
Telecommunication Services	2.6%
Materials	2.4%
Consumer Staples	1.6%
Securities Lending Collateral [2]	8.4%
Cash Equivalents [3]	2.7%
Other Assets and Liabilities--Net [4]	(9.1)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents, and Other Assets and Liabilities--Net, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market funds.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--98.0%
		Consumer Discretionary--22.8%
5,800		Abercrombie & Fitch Co., Class A	$398,460
17,400	[1]	American Eagle Outfitters, Inc.	533,310
7,800		Boyd Gaming Corp.	398,814
9,900	[2]	Chicos Fas, Inc.	339,372
7,400		Choice Hotels International, Inc.	486,180
14,300	[2]	Coach, Inc.	480,051
10,500		D.R. Horton, Inc.	394,905
13,900		Darden Restaurants, Inc.	458,422
12,700	[1,2]	Dick's Sporting Goods, Inc.	490,093
6,500	[1]	Fortune Brands, Inc.	577,200
4,800	[2]	Getty Images, Inc.	356,448
6,900		Harrah's Entertainment, Inc.	497,283
11,200		Harte-Hanks	332,976
16,200		Hilton Hotels Corp.	386,370
4,200		KB HOME	320,166
4,900		Lennar Corp., Class A	310,905
12,200		MGM Mirage	482,876
6,500		Marriott International, Inc., Class A	443,430
11,000	[2]	Mens Wearhouse, Inc.	378,730
10,300		Michaels Stores, Inc.	426,111
6,400		Nordstrom, Inc.	435,008
5,200	[2]	Panera Bread Co.	322,842
6,700		Starwood Hotels & Resorts Worldwide, Inc.	392,419
7,500		Station Casinos, Inc.	498,000
4,300	[2]	Toll Brothers, Inc.	436,665
9,200	[2]	Urban Outfitters, Inc.	521,548
9,400	[1,2]	WCI Communities, Inc.	301,082
16,300		Wolverine World Wide, Inc.	391,363
16,500	[2]	XM Satellite Radio Holdings, Inc., Class A	555,390
11,600	[1]	Yum! Brands, Inc.	604,128
		TOTAL	12,950,547
		Consumer Staples--1.6%
12,100	[2]	Constellation Brands, Inc., Class A	356,950
4,300	[2]	Energizer Holdings, Inc.	267,331
3,600	[1]	Reynolds American, Inc.	283,680
		TOTAL	907,961
		Energy--10.1%
9,600		Baker Hughes, Inc.	491,136
6,100		CONSOL Energy, Inc.	326,838
14,200		Chesapeake Energy Corp.	323,760
9,600	[2]	Denbury Resources, Inc.	381,792
6,100		EOG Resources, Inc.	346,480
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
6,600		Helmerich & Payne, Inc.	$309,672
6,100		Noble Energy, Inc.	461,465
4,700		Overseas Shipholding Group, Inc.	280,355
10,000		Patterson-UTI Energy, Inc.	278,300
6,200		Peabody Energy Corp.	322,648
5,200	[1,2]	Quicksilver Resources, Inc.	332,436
7,900	[2]	Southwestern Energy Co.	371,142
7,300		Suncor Energy, Inc.	345,436
9,800	[1]	Tesoro Petroleum Corp.	455,896
11,100	[2]	Ultra Petroleum Corp.	336,996
4,400		Valero Energy Corp.	348,084
		TOTAL	5,712,436
		Financials--8.1%
6,500		Ace Ltd.	291,525
4,700	[1,2]	Affiliated Managers Group	321,151
7,100		CBL & Associates Properties, Inc.	305,797
1,500		Chicago Mercantile Exchange Holdings, Inc.	443,250
3,400		Chubb Corp.	291,074
4,100		City National Corp.	294,011
6,850		Legg Mason, Inc.	713,153
4,800		Mills Corp.	291,792
9,600		Moody's Corp.	431,616
5,300		Regency Centers Corp.	303,160
3,800		St. Joe Co.	309,852
5,200		T. Rowe Price Group, Inc.	325,520
3,500		Vornado Realty Trust	281,400
		TOTAL	4,603,301
		Healthcare--17.5%
4,500		CIGNA Corp.	481,635
14,200	[2]	Caremark Rx, Inc.	632,184
6,400	[1,2]	Cerner Corp.	435,008
13,000	[1,2]	Covance, Inc.	583,310
7,000	[2]	Coventry Health Care, Inc.	495,250
16,100	[2]	DaVita, Inc.	732,228
9,400	[2]	Genzyme Corp.	564,846
11,500	[1,2]	Gilead Sciences, Inc.	505,885
17,300		Health Management Association, Class A	452,914
8,800	[2]	Henry Schein, Inc.	365,376
6,300	[2]	Kinetic Concepts, Inc.	378,000
9,300	[2]	LifePoint Hospitals, Inc.	469,836
13,300		Manor Care, Inc.	528,409
8,800		McKesson HBOC, Inc.	394,152
5,300	[2]	Medco Health Solutions, Inc.	282,808
7,800	[2]	PacifiCare Health Systems, Inc.	557,310
16,100	[1,2]	Protein Design Laboratories, Inc.	325,381
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
6,000	[1]	Quest Diagnostic, Inc.	$319,620
8,400	[2]	Sepracor, Inc.	504,084
7,000	[1,2]	Sierra Health Services, Inc.	500,220
9,700		St. Jude Medical, Inc.	423,017
		TOTAL	9,931,473
		Industrials--9.1%
11,500		AMETEK, Inc.	481,275
4,400	[1,2]	Alliant Techsystems, Inc.	310,640
6,400		Corporate Executive Board Co.	501,312
5,600	[1]	Expeditors International Washington, Inc.	278,936
11,600	[1]	GATX Corp.	400,200
5,500	[1]	HNI Corp.	281,325
17,150		Joy Global, Inc.	576,069
15,900		Knight Transportation, Inc.	386,847
5,700	[1]	L-3 Communications Holdings, Inc.	436,506
11,100	[1]	Pentair, Inc.	475,191
5,200		Precision Castparts Corp.	405,080
4,400		Textron, Inc.	333,740
4,800	[1]	UTI Worldwide, Inc.	334,176
		TOTAL	5,201,297
		Information Technology--21.0%
20,500	[2]	ADC Telecommunications, Inc.	446,285
87,600	[1]	ARM Holdings PLC, ADR	537,864
24,900	[1,2]	ASM Lithography Holding NV	389,934
25,700	[2]	ATI Technologies, Inc.	304,545
22,366	[2]	Activision, Inc.	369,486
15,500	[2]	Altera Corp.	307,210
14,400	[2]	Amdocs Ltd.	380,592
9,500	[1,2]	Anixter International, Inc.	353,115
12,600	[2]	Ansys, Inc.	447,426
6,500	[2]	Anteon International Corp.	296,530
16,300	[2]	Autodesk, Inc.	560,231
10,800	[2]	Cognizant Technology Solutions Corp.	509,004
18,800	[2]	Comverse Technology, Inc.	444,620
15,500	[1,2]	Cymer, Inc.	408,425
8,500	[2]	F5 Networks, Inc.	401,498
11,400	[2]	FLIR Systems, Inc.	340,176
12,600	[1,2]	Jabil Circuit, Inc.	387,198
18,300	[1,2]	Juniper Networks, Inc.	460,794
9,200		KLA-Tencor Corp.	402,040
19,100	[2]	Lam Research Corp.	552,754
8,400	[1]	Linear Technology Corp.	308,196
13,300	[2]	Macromedia, Inc.	508,326
6,300		Maxim Integrated Products, Inc.	240,723
12,300	[2]	McAfee, Inc.	322,014
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
9,300	[1,2]	NCR Corp.	$326,616
8,900	[2]	NeuStar, Inc., Class A	227,840
15,700	[2]	Novellus Systems, Inc.	387,947
91,000	[2]	ON Semiconductor Corp.	418,600
13,600	[2]	Verisign, Inc.	391,136
32,900	[1,2]	Wind River Systems, Inc.	515,872
		TOTAL	11,946,997
		Materials--2.4%
9,700		Monsanto Co.	609,839
7,900		Potash Corporation of Saskatchewan, Inc.	755,082
		TOTAL	1,364,921
		Telecommunication Services--2.6%
26,400	[2]	Alamosa Holdings, Inc.	366,960
24,000	[1,2]	American Tower Systems Corp.	504,480
9,400	[2]	NII Holdings, Inc.	601,036
		TOTAL	1,472,476
		Utilities--2.8%
31,000	[1,2]	AES Corp.	507,780
14,500		Edison International	587,975
38,000	[2]	Sierra Pacific Resources	473,100
		TOTAL	1,568,855
		TOTAL COMMON STOCKS (IDENTIFIED COST $46,137,451)	55,660,264
		REPURCHASE AGREEMENTS--11.1%
$1,549,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $1,549,148 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051	1,549,000
4,786,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc., 3.45%, dated 6/30/2005 to be repurchased at $4,786,459 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/25/2035, collateral market value $1,536,735,046 (held as collateral for securities lending)	4,786,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	6,335,000
		TOTAL INVESTMENTS--109.1% (IDENTIFIED COST $52,472,451) [3]	61,995,264
		OTHER ASSETS AND LIABILITIES - NET--(9.1)%	(5,157,799)
		TOTAL NET ASSETS--100%	$56,837,465

1 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $52,472,451.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investments in securities, at value, including $4,636,355 of securities loaned (identified cost $52,472,451)		$61,995,264
Income receivable		26,389
Receivable for investments sold		771,360
Receivable for shares sold		2,526
TOTAL ASSETS		62,795,539
Liabilities:
Payable for investments purchased	$1,120,342
Payable for shares redeemed	50,513
Payable to bank	216
Payable for collateral due to broker	4,786,000
Accrued expenses	1,003
TOTAL LIABILITIES		5,958,074
Net assets for 2,628,784 shares outstanding		$56,837,465
Net Assets Consist of:
Paid-in capital		$59,500,895
Net unrealized appreciation of investments		9,522,813
Accumulated net realized loss on investments		(12,036,216)
Net investment income (loss)		(150,027)
TOTAL NET ASSETS		$56,837,465
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$56,837,465 ÷ 2,628,784 shares outstanding, no par value, unlimited shares authorized		$21.62

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,104)			$169,947
Interest (including income on securities loaned of $10,893)			23,214
TOTAL INCOME			193,161
Expenses:
Investment adviser fee (Note 5)		$217,920
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		5,270
Transfer and dividend disbursing agent fees and expenses		9,117
Directors'/Trustees' fees		628
Auditing fees		8,717
Legal fees		4,697
Portfolio accounting fees		22,997
Printing and postage		12,460
Insurance premiums		4,563
Miscellaneous		687
TOTAL EXPENSES		361,440
Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(12,106)
Fees paid indirectly for directed brokerage arrangements	(6,146)
TOTAL WAIVER AND EXPENSE REDUCTION		(18,252)
Net expenses			343,188
Net investment income (loss)			(150,027)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			4,934,066
Net change in unrealized appreciation of investments			(3,276,529)
Net realized and unrealized gain on investments			1,657,537
Change in net assets resulting from operations			$1,507,510

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(150,027)	$(258,317)
Net realized gain on investments	4,934,066	10,865,814
Net change in unrealized appreciation/depreciation of investments	(3,276,529)	(1,940,793)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,507,510	8,666,704
Share Transactions:
Proceeds from sale of shares	1,144,577	2,280,603
Cost of shares redeemed	(8,377,292)	(12,653,312)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,232,715)	(10,372,709)
Change in net assets	(5,725,205)	(1,706,005)
Net Assets:
Beginning of period	62,562,670	64,268,675
End of period (including net investment income (loss) of $(150,027) and $0, respectively)	$56,837,465	$62,562,670

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$4,636,355	$4,786,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2005	Year Ended 12/31/2004
Shares sold	55,132	121,405
Shares redeemed	(402,739)	(673,164)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(347,607)	(551,759)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $52,472,451. The net unrealized appreciation of investments for federal tax purposes was $9,522,813. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,871,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $348,214.

At December 31, 2004, the Fund had a capital loss carryforward of $16,937,912 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,931,362
2010	$14,006,550

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2005, the Fund's expenses were reduced by $6,146 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$38,949,626
Sales	$47,042,234

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments with in a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011		0.008	0.007	0.014	0.037	0.058
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.008	0.007	0.014	0.037	0.058
Less Distributions:
Distributions from net investment income	(0.011)		(0.008)	(0.007)	(0.014)	(0.037)	(0.058)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.07%		0.82%	0.69%	1.41%	3.75%	5.95%

Ratios to Average Net Assets:
Expenses	0.65	% [3]	0.65%	0.65%	0.64%	0.66%	0.67%
Net investment income	2.16	% [3]	0.79%	0.70%	1.40%	3.54%	5.75%
Expense waiver/reimbursement [4]	0.19	% [3]	0.15%	0.02%	--	--	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,470		$83,660	$106,007	$177,945	$214,311	$157,028

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,010.70	$3.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.57	$3.26

1 Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2005, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Investments [2]
Commercial Paper & Notes	50.4%
Variable Rate Demand Instruments	36.5%
Repurchase Agreements	9.5%
Bank Instruments	3.6%
TOTAL	100.0%

At June 30, 2005, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	45.0%	Prime-1	92.8%
A-1	39.6%
A-2	6.0%	Prime-2	4.8%
Not rated by S&P	9.4%	Not rated by Moody's	2.4%
TOTAL	100.0%	TOTAL	100.0%

At June 30, 2005, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	48.1	% [5]
8-30 Days	24.1%
31-90 Days	24.3%
91-180 Days	3.5%
181 Days or more	0.0%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 2.4% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 27.3% of the Fund's portfolio.

Portfolio of Investments

June 30, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.5%
		Finance - Automotive--1.8%
$600,000		HSBC Automotive Trust 2005-1, Class A1, 3.458%, 7/17/2006	$600,000
569,987		Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006	569,987
329,632		WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006	329,632
		TOTAL	1,499,619
		Finance - Equipment--0.7%
158,378		CNH Equipment Trust 2004-A, Class A1, 2.009%, 10/14/2005	158,378
368,210		CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006	368,210
		TOTAL	526,588
		TOTAL ASSET-BACKED SECURITIES	2,026,207
		BANK NOTES--2.4%
		Banking--2.4%
2,000,000		Lasalle Bank, N.A., 3.290%, 8/9/2005	2,000,000
		CERTIFICATE OF DEPOSIT--1.2%
		Banking--1.2%
1,000,000		Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005	1,000,000
		COLLATERALIZED LOAN AGREEMENTS--12.1%
		Banking--4.8%
1,000,000		Credit Suisse First Boston LLC, 3.557%, 7/1/2005	1,000,000
3,000,000		Greenwich Capital Markets, Inc., 3.562%, 7/1/2005	3,000,000
		TOTAL	4,000,000
		Brokerage--7.3%
2,000,000		Bear Stearns Cos., Inc., 3.587%, 7/1/2005	2,000,000
2,000,000		Lehman Brothers Holdings, Inc., 3.587%, 7/1/2005	2,000,000
2,000,000		Merrill Lynch & Co., Inc., 3.587%, 7/1/2005	2,000,000
		TOTAL	6,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	10,000,000
		COMMERCIAL PAPER--31.1% [1]
		Aerospace/Auto--1.0%
800,000	[2]	Volkswagen of America, Inc., (Volkswagen AG GTD), 3.250%, 7/29/2005	797,978
		Banking--9.4%
1,000,000	[2]	Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 3.040%, 7/6/2005	999,578
1,000,000		Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 3.220%, 8/10/2005	996,422
2,854,000	[2]	Picaros Funding LLC, (KBC Bank N.V. GTD), 3.100% - 3.530%, 7/13/2005 - 12/20/2005	2,821,698
1,000,000	[2]	Three Rivers Funding Corp., 3.310%, 7/27/2005	997,609
2,000,000	[2]	Ticonderoga Funding LLC, (Bank of America N.A. Swap Agreement), 3.300%, 7/25/2005	1,995,600
		TOTAL	7,810,907
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Brokerage--1.8%
$1,500,000		Morgan Stanley, 3.130%, 8/8/2005	$1,495,028
		Conglomerate--1.0%
800,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.180%, 7/25/2005	798,304
		Consumer Products--1.0%
800,000		Clorox Co., 3.340%, 7/25/2005	798,219
		Entertainment--1.1%
700,000	[2]	Viacom, Inc., 3.200%, 7/5/2005	699,751
200,000		Walt Disney Co., 3.275%, 8/4/2005	199,381
		TOTAL	899,132
		Finance - Automotive--5.8%
800,000		DaimlerChrysler North America Holding Corp., 3.420%, 7/27/2005	798,024
3,000,000		FCAR Auto Loan Trust (Series A1+/P1), 3.140% - 3.160%, 7/12/2005 - 8/8/2005	2,992,406
1,000,000		FCAR Auto Loan Trust (Series A1/P1), 3.280%, 8/15/2005	995,900
		TOTAL	4,786,330
		Finance - Commercial--4.8%
4,000,000		CIT Group, Inc., 3.130% - 3.260%, 8/5/2005 - 9/20/2005	3,979,244
		Finance - Securities--5.2%
3,300,000	[2]	Georgetown Funding Co. LLC, 3.130%, 7/26/2005	3,292,827
1,000,000	[2]	Perry Global Funding LLC (Series A), 3.350%, 8/24/2005	994,975
		TOTAL	4,287,802
		TOTAL COMMERCIAL PAPER	25,652,944
		CORPORATE BONDS--2.1%
		Banking--2.1%
1,710,000		Wells Fargo & Co., 4.800%, 7/29/2005	1,712,011
		CORPORATE NOTES--3.8%
		Consumer Products--3.8%
3,125,000		Diageo Capital PLC, 6.125%, 8/15/2005	3,136,163
		NOTES - VARIABLE --37.4% [3]
		Banking--26.5%
1,000,000		Barclays Bank PLC, 3.282%, 7/5/2005	999,825
3,000,000		Credit Suisse, Zurich, 3.250%, 8/10/2005	3,000,010
1,000,000		Greenwich Capital Holdings, Inc., 3.130%, 7/8/2005	1,000,000
3,000,000		HBOS Treasury Services PLC, 3.510%, 9/26/2005	3,000,000
3,885,000		Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 3.340%, 7/7/2005	3,885,000
2,000,000		Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 3.390%, 7/7/2005	2,000,000
1,360,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 3.470%, 7/7/2005	1,360,000
3,875,000		North Shore Business Development LLC (Series 2004), (Columbus Bank and Trust Co., GA LOC), 3.600%, 7/7/2005	3,875,000
2,575,000		Prospects Aggregates, Inc. (Series 2004), (Fulton Bank LOC), 3.470%, 7/7/2005	2,575,000
140,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.604%, 7/7/2005	140,000
		TOTAL	21,834,835
Principal Amount			Value
		NOTES - VARIABLE--continued [3]
		Brokerage--2.4%
$2,000,000		Morgan Stanley, 3.325%, 7/1/2005	$2,000,000
		Finance - Commercial--2.4%
2,000,000	[2]	Fairway Finance Company LLC, 3.061%, 7/1/2005	1,999,965
		Finance - Securities--2.4%
2,000,000	[2]	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 3.175%, 7/15/2005	1,999,844
		Insurance--3.7%
1,000,000		Jackson National Life Insurance Co., 3.370%, 7/1/2005	1,000,000
2,000,000	[2]	Pacific Life Global Funding, 3.170%, 7/4/2005	2,000,369
		TOTAL	3,000,369
		TOTAL NOTES - VARIABLE	30,835,013
		REPURCHASE AGREEMENT--9.8%
8,054,000		Interest in $1,000,000,000 joint repurchase agreement with Credit Suisse First Boston LLC, 3.460%, dated 6/30/2005 to be repurchased at $8,054,774 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2035, collateral market value $1,020,004,753	8,054,000
		TOTAL INVESTMENTS--102.4% (AT AMORTIZED COST) [4]	84,416,338
		OTHER ASSETS AND LIABILITIES - NET--(2.4)%	(1,946,343)
		TOTAL NET ASSETS--100%	82,469,995

1 Discount rate at time of purchase.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $18,600,194 which represents 22.6% of total net assets.

3 Floating rate note with current rate and next reset date shown.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$84,416,338
Cash		37,763
Income receivable		197,566
Receivable for shares sold		26,575
TOTAL ASSETS		84,678,242
Liabilities:
Payable for investments purchased	$1,743,875
Payable for shares redeemed	449,167
Payable for directors'/trustees' fees	69
Accrued expenses	15,136
TOTAL LIABILITIES		2,208,247
Net assets for 82,699,052 shares outstanding		$82,469,995
Net Assets Consist of:
Paid-in capital		$82,698,644
Accumulated net realized loss on investments		(228,235)
Distributions in excess of net investment income		(414)
TOTAL NET ASSETS		$82,469,995
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$82,469,995 ÷ 82,699,052 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Interest			$1,168,201
Expenses:
Investment adviser fee (Note 5)		$207,795
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		15,995
Transfer and dividend disbursing agent fees and expenses		6,724
Directors'/Trustees' fees		754
Auditing fees		8,985
Legal fees		4,706
Portfolio accounting fees		22,475
Printing and postage		5,567
Insurance premiums		4,538
Miscellaneous		454
TOTAL EXPENSES		352,377
Waivers (Note 5):
Waiver of investment adviser fee	$(68,226)
Waiver of administrative personnel and services fee	(11,981)
TOTAL WAIVERS		(80,207)
Net expenses			272,170
Net investment income			896,031
Net realized gain on investments			342
Change in net assets resulting from operations			$896,373

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$896,031	$791,663
Net realized gain on investments	342	3,119
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	896,373	794,782
Distributions to Shareholders:
Distributions from net investment income	(896,967)	(791,141)
Share Transactions:
Proceeds from sale of shares	50,917,350	149,778,144
Net asset value of shares issued to shareholders in payment of distributions declared	896,961	791,077
Cost of shares redeemed	(53,003,819)	(172,919,348)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,189,508)	(22,350,127)
Change in net assets	(1,190,102)	(22,346,486)
Net Assets:
Beginning of period	83,660,097	106,006,583
End of period (including undistributed (distributions in excess of) net investment income of $(414) and $522, respectively)	$82,469,995	$83,660,097

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At June 30, 2005, capital paid-in aggregated $82,698,644. The following table summarizes share activity:

	Six Months Ended 6/30/2005	Year Ended 12/31/2004
Shares sold	50,917,350	149,778,144
Shares issued to shareholders in payment of distributions declared	896,961	791,077
Shares redeemed	(53,003,819)	(172,919,348)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,189,508)	(22,350,127)

4. FEDERAL TAX INFORMATION

At December 31, 2004, the Fund had a capital loss carryforward of $228,577 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments with in a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q. You must register on the website the first time you wish to access this information.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2005

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.67		$11.84	$11.71	$11.27	$10.72	$ 9.80
Income From Investment Operations:
Net investment income	0.21	[1]	0.42 [1]	0.47 [1]	0.56 [1]	0.39	0.26
Net realized and unrealized gain (loss) on investments	(0.06)		0.01	0.06	0.43	0.46	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.43	0.53	0.99	0.85	1.02
Less Distributions:
Distributions from net investment income	(0.44)		(0.49)	(0.40)	(0.40)	(0.27)	(0.10)
Distributions from net realized gain on investments	(0.07)		(0.11)	--	(0.15)	(0.03)	--
TOTAL DISTRIBUTIONS	(0.51)		(0.60)	(0.40)	(0.55)	(0.30)	(0.10)
Net Asset Value, End of Period	$11.31		$11.67	$11.84	$11.71	$11.27	$10.72
Total Return [2]	1.39%		3.62%	4.65%	9.31%	8.01%	10.45%

Ratios to Average Net Assets:
Expenses	0.70	% [3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.79	% [3]	3.56%	3.98%	5.01%	5.64%	6.57%
Expense waiver/reimbursement [4]	0.26	% [3]	0.27%	0.26%	0.28%	0.30%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$501,385		$518,023	$575,848	$544,018	$287,686	$119,783
Portfolio turnover	22%		41%	87%	101%	106%	65%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2005		2004	2003	2002	[1]
Net Asset Value, Beginning of Period	$11.63		$11.82	$11.71	$10.85
Income From Investment Operations:
Net investment income	0.20	[2]	0.38 [2]	0.42 [2]	0.35	[2]
Net realized and unrealized gain (loss) on investments	(0.07)		0.01	0.08	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.39	0.50	0.86
Less Distributions:
Distributions from net investment income	(0.41)		(0.47)	(0.39)	--
Distributions from net realized gain on investments	(0.07)		(0.11)	--	--
TOTAL DISTRIBUTIONS	(0.48)		(0.58)	(0.39)	--
Net Asset Value, End of Period	$11.28		$11.63	$11.82	$11.71
Total Return [3]	1.26%		3.32%	4.44%	7.93%

Ratios to Average Net Assets:
Expenses	0.95	% [4]	0.95%	0.95%	0.95	% [4]
Net investment income	3.54	% [4]	3.31%	3.60%	4.65	% [4]
Expense waiver/reimbursement [5]	0.01	% [4]	0.02%	0.01%	0.03	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$70,425		$64,698	$44,837	$7,590
Portfolio turnover	22%		41%	87%	101%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2005	Ending Account Value 6/30/2005	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,013.90	$3.50
Service Shares	$1,000	$1,012.60	$4.74
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.32	$3.51
Service Shares	$1,000	$1,020.08	$4.76

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized expense ratios are as follows:

Primary Shares	0.70%
Service Shares	0.95%

Portfolio of Investments Summary Tables

At June 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	7.3%	Aaa	7.3%
AA	1.4%	Aa	6.6%
A	26.8%	A	25.0%
BBB	42.9%	Baa	44.0%
BB	6.3%	Ba	1.9%
Not Rated by S&P 2	0.2%	Not Rated by Moody's 2	0.1%
Cash Equivalents [3]	14.0%	Cash Equivalents [3]	14.0%
Other Assets and Liabilities--Net [4]	1.1%	Other Assets and Liabilities--Net [4]	1.1%
TOTAL	100.0%	TOTAL	100.0%

At June 30, 2005, the Fund's portfolio composition 5 was as follows:

Security	Percentage of Total Net Assets [2]
Corporate Debt Securities	79.3%
Cash Equivalents [3]	14.0%
U.S. Treasury and Agency Securities [6]	2.1%
Other Securities [7]	1.8%
Mortgage-Backed Securities [8]	1.1%
Asset-Backed Securities	0.6%
Other Assets and Liabilities--Net [4]	1.1%
TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

5 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

6 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

7 Other Securities consist of preferred stock, municipal and foreign sovereign bonds.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

Portfolio of Investments

June 30, 2005 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Credit Card--0.1%
$450,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	$455,287
		Home Equity Loan--0.5%
1,773,667		Residential Asset Mortgage Products, Inc. 2003-RS11, Class AIIB, 3.64%, 12/25/2033	1,775,608
1,459,906		Residential Asset Securities Corp. 2003-KS11, Class AIIB, 3.39%, 1/25/2034	1,464,575
		TOTAL	3,240,183
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,683,222)	3,695,470
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.1%
		Federal National Mortgage Association--1.1%
6,087,763		Federal National Mortgage Association REMIC 2002-52 FG, 3.81438%, 9/25/2032 (IDENTIFIED COST $6,083,959)	6,129,727
		CORPORATE BONDS--79.3%
		Basic Industry - Chemicals--0.6%
2,220,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,224,069
1,300,000		Praxair, Inc., 3.95%, 6/1/2013	1,258,218
		TOTAL	3,482,287
		Basic Industry - Metals & Mining--2.5%
1,860,000		Alcan, Inc., 5.00%, 6/1/2015	1,872,053
1,300,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	1,319,604
1,570,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	1,601,934
2,137,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,269,045
2,000,000		Inco Ltd., 5.70%, 10/15/2015	2,085,930
1,400,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,437,268
1,250,000		Noranda, Inc., 6.00%, 10/15/2015	1,314,576
2,300,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	2,440,185
		TOTAL	14,340,595
		Basic Industry - Paper--1.7%
1,300,000		International Paper Co., 4.25%, 1/15/2009	1,284,036
3,610,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	4,076,704
500,000		Westvaco Corp., 7.65%, 3/15/2027	603,915
2,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,360,700
1,500,000		Weyerhaeuser Co., Note, 6.75%, 3/15/2012	1,646,055
		TOTAL	9,971,410
		Capital Goods - Aerospace & Defense--1.4%
750,000		Boeing Capital Corp., 5.65%, 5/15/2006	760,582
1,000,000		Boeing Co., Note, 5.125%, 2/15/2013	1,044,010
1,200,000		Raytheon Co., Deb., 7.20%, 8/15/2027	1,502,968
584,000		Raytheon Co., Note, 6.75%, 8/15/2007	612,962
2,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,086,150
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,835,424
		TOTAL	7,842,096
		Capital Goods - Building Materials--1.0%
1,430,000		CRH America, Inc., 5.30%, 10/15/2013	1,480,665
3,700,000		Masco Corp., Note, 5.875%, 7/15/2012	3,983,864
		TOTAL	5,464,529
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--2.8%
$1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$1,755,675
1,600,000		Emerson Electric Co., 4.50%, 5/1/2013	1,608,672
2,300,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,505,758
2,750,000		Kennametal, Inc., 7.20%, 6/15/2012	3,072,355
2,000,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	2,201,600
3,000,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	3,044,310
2,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	2,033,880
		TOTAL	16,222,250
		Capital Goods - Environmental--1.2%
4,000,000		Waste Management, Inc., Note, 7.00%, 10/15/2006	4,137,720
2,575,000		Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007	2,718,247
		TOTAL	6,855,967
		Communications - Media & Cable--3.2%
800,000		Comcast Corp., 7.05%, 3/15/2033	950,616
1,125,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,183,511
4,000,000		Continental Cablevision, Sr. Note, 8.30%, 5/15/2006	4,138,240
2,000,000		Cox Communications, Inc., 7.125%, 10/1/2012	2,246,060
1,800,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,840,590
4,015,000	[1]	Grupo Televisa S.A., 6.625%, 3/18/2025	4,053,022
2,650,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	2,700,907
940,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	999,530
		TOTAL	18,112,476
		Communications - Media Noncable--4.0%
2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,265,938
2,000,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	2,078,030
2,000,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	1,948,418
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,031,706
2,350,000		New York Times Co., 4.50%, 3/15/2010	2,369,787
1,850,000		New York Times Co., 5.00%, 3/15/2015	1,906,314
2,000,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	2,592,516
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,531,366
750,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	748,297
1,905,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	2,110,397
100,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	102,304
2,000,000		Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007	1,957,146
		TOTAL	22,642,219
		Communications - Telecom Wireless--1.7%
1,900,000		Sprint Capital Corp., 6.375%, 5/1/2009	2,023,796
2,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	2,033,692
2,000,000		Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008	2,108,596
940,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	1,311,734
2,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,408,818
		TOTAL	9,886,636
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--5.3%
$3,000,000		BellSouth Corp., 5.20%, 9/15/2014	$3,096,030
2,390,000		CenturyTel, Inc., 8.375%, 10/15/2010	2,773,069
2,000,000		Citizens Communications Co., 7.625%, 8/15/2008	2,125,000
1,400,000		Citizens Communications Co., 9.00%, 8/15/2031	1,442,000
1,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,121,250
1,500,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	1,558,260
2,750,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	2,959,632
3,000,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,069,450
750,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	765,608
3,700,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	3,680,649
2,000,000		Verizon Global Funding, 7.75%, 6/15/2032	2,590,140
3,000,000		Verizon Global Funding, Note, 4.00%, 1/15/2008	2,989,980
2,000,000		Verizon Global Funding, Note, 6.75%, 12/1/2005	2,023,060
		TOTAL	30,194,128
		Consumer Cyclical - Automotive--5.9%
4,000,000		DaimlerChrysler North America Holding Corp., 4.2285%, 8/8/2006	4,020,200
3,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,251,700
2,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	2,015,092
6,000,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	5,868,432
6,850,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	6,757,970
900,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	900,395
6,600,000		General Motors Corp., Note, 7.20%, 1/15/2011	6,138,000
200,000		General Motors Corp., Note, 9.45%, 11/1/2011	187,500
1,800,000	[1]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,753,506
2,840,000	[1]	Nissan Motor Acceptance Corp, 4.625%, 3/8/2010	2,852,468
		TOTAL	33,745,263
		Consumer Cyclical - Entertainment--1.7%
3,000,000		AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032	3,788,850
1,000,000		AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	1,128,160
3,100,000		Carnival Corp., 3.75%, 11/15/2007	3,070,147
250,000		International Speedway Corp., 4.20%, 4/15/2009	247,864
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,303,554
		TOTAL	9,538,575
		Consumer Cyclical - Retailers--1.6%
3,600,000		CVS Corp., 5.625%, 3/15/2006	3,643,380
2,221,392	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	2,311,969
2,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	2,074,930
1,000,000		Target Corp., 5.875%, 3/1/2012	1,086,760
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	338,766
		TOTAL	9,455,805
		Consumer Cyclical - Services--0.1%
250,000		Boston University, 7.625%, 7/15/2097	316,468
		Consumer Non-Cyclical - Food/Beverage--2.2%
1,385,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	1,366,247
4,500,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	4,420,665
500,000		Kraft Foods, Inc., 5.625%, 11/1/2011	529,300
6,000,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	6,042,660
		TOTAL	12,358,872
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Healthcare--1.6%
$3,000,000		Anthem, Inc., 6.80%, 8/1/2012	$3,412,560
1,300,000		Boston Scientific Corp., 5.45%, 6/15/2014	1,366,859
1,310,000	[1]	Thermo Electron Corp., 5.00%, 6/1/2015	1,320,519
2,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,786,108
		TOTAL	8,886,046
		Consumer Non-Cyclical - Pharmaceuticals--0.5%
990,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	1,158,122
1,600,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,682,864
		TOTAL	2,840,986
		Consumer Non-Cyclical - Supermarkets--0.4%
1,950,000		Kroger Co., 7.25%, 6/1/2009	2,134,704
		Consumer Non-Cyclical - Tobacco--0.3%
750,000		Altria Group, Inc., 5.625%, 11/4/2008	778,755
915,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	927,215
		TOTAL	1,705,970
		Energy - Independent--2.2%
600,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	622,494
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	548,915
3,280,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,300,762
1,200,000	[1]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,358,304
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,935,500
2,742,300	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,686,385
980,000	[1]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	1,006,950
		TOTAL	12,459,310
		Energy - Integrated--1.6%
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,508,013
3,500,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	3,627,855
2,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	2,020,000
2,130,000	[1]	Statoil ASA, 5.125%, 4/30/2014	2,227,874
		TOTAL	9,383,742
		Energy - Refining--0.9%
2,000,000		Valero Energy Corp., 7.375%, 3/15/2006	2,039,364
3,000,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	2,968,077
		TOTAL	5,007,441
		Financial Institution - Banking--7.6%
2,500,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,623,075
3,000,000		Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	3,039,810
675,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	714,771
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,714,755
3,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	3,527,185
1,120,000		HSBC Finance Corp., 4.75%, 4/15/2010	1,136,710
3,660,000		HSBC Finance Corp., 5.00%, 6/30/2015	3,703,005
3,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	3,044,370
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,577,932
1,670,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	2,271,684
2,000,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	2,048,500
3,450,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,476,186
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$285,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	$300,567
2,700,000		Regions Financial Corp., 4.375%, 12/1/2010	2,720,304
3,000,000		U.S. Bank N.A., Sub. Note, 4.95%, 10/30/2014	3,109,590
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,544,000
250,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	254,740
1,600,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,634,224
2,900,000		Washington Mutual Bank FA, 5.125%, 1/15/2015	2,983,462
		TOTAL	43,424,870
		Financial Institution - Brokerage--6.1%
4,200,000		Amvescap PLC, Note, 4.50%, 12/15/2009	4,167,072
3,000,000		Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	2,899,260
3,500,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	4,655,315
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	987,170
3,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,458,385
1,500,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,672,740
1,270,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,320,406
2,750,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	3,177,048
3,400,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,388,882
2,000,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	2,057,820
4,200,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	4,358,466
2,950,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	3,003,985
		TOTAL	35,146,549
		Financial Institution - Finance Noncaptive--4.0%
1,750,000		American Express Co., 3.75%, 11/20/2007	1,739,675
2,225,000	[1]	Berkshire Hathaway, Inc., 4.85%, 1/15/2015	2,246,049
3,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,222,897
3,250,000		General Electric Capital Corp., 3.75%, 12/15/2009	3,191,630
3,000,000		MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008	3,095,850
3,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006	3,064,770
2,020,000	[1]	Residential Capital Corp., 6.375%, 6/30/2010	2,031,861
4,520,000		SLM Corp., Floating Rate Note, 4.147%, 12/15/2014	4,474,800
		TOTAL	23,067,532
		Financial Institution - Insurance - Life--0.9%
1,800,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,906,128
2,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,380,980
700,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	715,337
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	297,333
		TOTAL	5,299,778
		Financial Institution - Insurance - P&C--0.7%
1,500,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,471,560
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	286,590
1,900,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,932,604
400,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	435,989
		TOTAL	4,126,743
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--1.9%
$2,750,000		Archstone-Smith Trust, 5.00%, 8/15/2007	$2,792,405
3,150,000		EOP Operating LP, 7.75%, 11/15/2007	3,388,802
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,686,668
2,000,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,088,700
		TOTAL	10,956,575
		Foreign - Local - Government--0.4%
2,000,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,203,200
		Municipal Services--0.2%
895,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	966,920
		Sovereign--1.7%
7,000,000		KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007	6,859,300
500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	622,705
2,000,000		United Mexican States, 6.625%, 3/3/2015	2,206,000
		TOTAL	9,688,005
		Technology--2.4%
2,375,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,698,333
4,300,000		Deluxe Corp., 5.125%, 10/1/2014	4,186,136
2,588,000		First Data Corp., 4.70%, 11/1/2006	2,613,518
3,150,000		IBM Corp., 4.875%, 10/1/2006	3,190,068
1,250,000		Unisys Corp., 8.125%, 6/1/2006	1,284,375
		TOTAL	13,972,430
		Transportation - Airlines--1.0%
2,000,000		Delta Air Lines, Inc., Pass Thru Cert., 6.417%, 1/2/2014	2,078,300
647,445		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	700,891
2,790,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,041,937
		TOTAL	5,821,128
		Transportation - Railroads--1.4%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,054,542
205,729		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	248,755
3,160,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	3,354,372
2,210,000		Union Pacific Corp., 4.875%, 1/15/2015	2,224,984
		TOTAL	7,882,653
		Transportation - Services--1.3%
2,700,000		FedEx Corp., Note, 2.65%, 4/1/2007	2,636,010
4,725,000		Hertz Corp., 4.70%, 10/2/2006	4,628,596
350,000		Hertz Corp., Note, 7.625%, 8/15/2007	356,214
		TOTAL	7,620,820
		Utility - Electric--4.9%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,417,458
2,490,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	2,531,981
2,240,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,270,934
1,000,000		Dominion Resources, Inc., 3.09438%, 5/15/2006	999,650
4,800,000		FirstEnergy Corp., 5.50%, 11/15/2006	4,883,822
1,000,000		Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008	1,051,600
950,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	1,092,662
2,000,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	2,479,020
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$2,000,000		PSEG Power LLC, 6.875%, 4/15/2006	$2,042,220
1,750,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,019,938
740,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	822,399
3,660,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,605,978
1,400,000		Scottish Power PLC, 4.91%, 3/15/2010	1,414,378
1,430,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,436,286
		TOTAL	28,068,326
		Utility - Natural Gas Pipelines--0.4%
2,200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,235,134
		TOTAL CORPORATE BONDS (IDENTIFIED COST $445,839,152)	453,328,438
		GOVERNMENTS/AGENCIES--1.7%
		Sovereign--1.7%
7,800,000		United Mexican States, 9.875%, 2/1/2010 (IDENTIFIED COST $9,277,658)	9,414,600
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
34,113		6.50%, 4/1/2015	35,527
11,746		8.00%, 9/1/2030	12,734
		TOTAL	48,261
		Government National Mortgage Association--0.0%
37,144		8.00%, 8/15/2029	40,282
4,407		8.00%, 9/15/2030	4,774
		TOTAL	45,056
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $86,513)	93,317
		MUNICIPALS--0.1%
		Consumer Cyclical - Services--0.1%
625,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $648,788)	669,688
		PREFERRED STOCKS--0.0%
		Financial Institution - Banking--0.0%
5,000		Citigroup, Inc., Cumulative Pfd., (Series F) Annual Dividend $3.1825 (IDENTIFIED COST $238,830)	263,250
		U.S. TREASURY--2.1%
$3,056,730		U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	3,053,387
8,750,000		United States Treasury Note, 4.00%, 4/15/2010	8,849,838
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,811,766)	11,903,225
Principal Amount			Value
		REPURCHASE AGREEMENTS--14.0%
$39,847,000		Interest in $1,593,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 3.45%, dated 6/30/2005 to be repurchased at $39,850,819 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2035, collateral market value $1,633,156,051	$39,847,000
40,000,000		Interest in $3,000,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 3.45%, dated 6/30/2005 to be repurchased at $40,003,833 on 7/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2038, collateral market value $3,079,949,647	40,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	79,847,000
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $557,516,888) [2]	565,344,715
		OTHER ASSETS AND LIABILITIES - NET--1.1%	6,466,087
		TOTAL NET ASSETS--100%	$571,810,802

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $42,827,008 which represents 7.5% of total net assets.

2 The cost of investments for federal tax purposes amounts to $557,516,888.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio:

REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in repurchase agreements	$79,847,000
Investments in securities	485,497,715
Total investments in securities, at value (identified cost $557,516,888)		$565,344,715
Cash		429
Income receivable		6,620,268
Receivable for shares sold		84,324
TOTAL ASSETS		572,049,736
Liabilities:
Payable for shares redeemed	195,783
Payable for transfer and dividend disbursing agent fees and expenses	7,223
Payable for auditing fees	7,702
Payable for portfolio accounting fees	8,667
Payable for distribution services fee (Note 5)	14,187
Accrued expenses	5,372
TOTAL LIABILITIES		238,934
Net assets for 50,572,972 shares outstanding		$571,810,802
Net Assets Consist of:
Paid-in capital		$552,128,268
Net unrealized appreciation of investments		7,827,827
Accumulated net realized gain on investments		1,225,853
Undistributed net investment income		10,628,854
TOTAL NET ASSETS		$571,810,802
Net Asset Value, Offering Price and Redemption Proceeds per Share
Primary Shares:
$501,385,425 ÷ 44,329,471 shares outstanding, no par value, unlimited shares authorized		$11.31
Service Shares:
$70,425,377 ÷ 6,243,501 shares outstanding, no par value, unlimited shares authorized		$11.28

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2005 (unaudited)

Investment Income:
Dividends			$7,956
Interest			12,697,796
TOTAL INCOME			12,705,752
Expenses:
Investment adviser fee (Note 5)		$1,696,271
Administrative personnel and services fee (Note 5)		227,066
Custodian fees		14,095
Transfer and dividend disbursing agent fees and expenses		16,727
Directors'/Trustees' fees		2,563
Auditing fees		12,781
Legal fees		5,029
Portfolio accounting fees		58,877
Distribution services fee--Service Shares (Note 5)		82,574
Printing and postage		3,527
Insurance premiums		6,739
Miscellaneous		2,083
TOTAL EXPENSES		2,128,332
Waivers (Note 5):
Waiver of investment adviser fee	$(41,283)
Waiver of administrative personnel and services fee	(11,639)
TOTAL WAIVERS		(52,922)
Net expenses			2,075,410
Net investment income			10,630,342
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,227,130
Net change in unrealized appreciation of investments			(4,079,791)
Net realized and unrealized loss on investments			(2,852,661)
Change in net assets resulting from operations			$7,777,681

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2005	Year Ended 12/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,630,342	$21,080,322
Net realized gain on investments	1,227,130	3,642,444
Net change in unrealized appreciation/depreciation of investments	(4,079,791)	(4,223,899)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,777,681	20,498,867
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(18,737,790)	(22,788,246)
Service Shares	(2,342,149)	(2,001,524)
Distributions from net realized gain on investments
Primary Shares	(3,214,648)	(5,001,726)
Service Shares	(426,052)	(453,351)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,720,639)	(30,244,847)
Share Transactions:
Proceeds from sale of shares	33,929,515	81,560,857
Net asset value of shares issued to shareholders in payment of distributions declared	24,720,637	30,244,841
Cost of shares redeemed	(52,616,882)	(140,024,337)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,033,270	(28,218,639)
Change in net assets	(10,909,688)	(37,964,619)
Net Assets:
Beginning of period	582,720,490	620,685,109
End of period (including undistributed net investment income of $10,628,854 and $21,078,451, respectively)	$571,810,802	$582,720,490

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,253,869	$25,656,653	4,280,273	$49,796,281
Shares issued to shareholders in payment of distributions declared	1,983,057	21,952,437	2,397,754	27,789,969
Shares redeemed	(4,293,797)	(49,204,418)	(10,924,116)	(126,423,129)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(56,871)	$(1,595,328)	(4,246,089)	$(48,836,879)

	Six Months Ended 6/30/2005		Year Ended 12/31/2004
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	730,791	$8,272,862	2,743,826	$31,764,576
Shares issued to shareholders in payment of distributions declared	250,516	2,768,200	212,176	2,454,872
Shares redeemed	(301,059)	(3,412,464)	(1,187,666)	(13,601,208)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	680,248	$7,628,598	1,768,336	$20,618,240
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	623,377	$6,033,270	(2,477,753)	$(28,218,639)

4. FEDERAL TAX INFORMATION

At June 30, 2005, the cost of investments for federal tax purposes was $557,516,888. The net unrealized appreciation of investments for federal tax purposes was $7,827,827 This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,813,919 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,986,092.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2005, the Primary Shares did not incur a distribution fee. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended June 30, 2005, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2005, were as follows:

Purchases	$81,364,522
Sales	$88,119,095

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Variable Annuities" link, then select the link to "sec.gov" to access Form N-PX.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Variable Annuities" and selecting the link to "sec.gov" to access the link to Form N-Q.

Variable Investment Options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Insurance Series

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              August 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ John B. Fisher
                  John B. Fisher, Principal Executive Officer

Date              August 15, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              August 15, 2005